As filed with the Securities and Exchange Commission on July 1, 2011

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 87

Registration Statement under the Investment Company Act of 1940

Amendment No. 89

ADVANCED SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102
(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888
(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102
(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

_	immediately upon filing pursuant to paragraph (b).
_	on ____ pursuant to paragraph (b) of rule 485.
_	60 days after filing pursuant to paragraph (a)(1).
_	on (date) pursuant to paragraph (a)(1).
X	75 days after filing pursuant to paragraph (a)(2).
_	on (date) pursuant to paragraph (a)(2) of rule 485.
_	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio of Advanced Series Trust
(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 87 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 89 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) is being filed for the purpose of adding each of AST Neuberger Berman Core Bond Portfolio and AST Prudential Core Bond Portfolio as a new series of the Registrant. The Registrant has designated September 14, 2011 as the effective date for the Amendment.

The Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2011 (the Current Prospectuses), or the Registrant’s current statement of additional information, dated May 1, 2011 (the Current Statement of Additional Information).  The Current Prospectuses and the Current Statement of Additional Information remain unchanged except as described herein.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Advanced Series Trust
PROSPECTUS

[October 17, 2011]

The Trust is an investment vehicle for life insurance companies ("Participating Insurance Companies") writing variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus. Please read the Prospectus for the variable annuity contract or variable life insurance policy for information regarding the contract or policy, including its fees and expenses. The Portfolios offered in this Prospectus are set forth below.

AST Neuberger Berman Core Bond Portfolio
AST Prudential Core Bond Portfolio

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

SUMMARY: AST NEUBERGER BERMAN CORE BOND PORTFOLIO     3

SUMMARY: AST PRUDENTIAL CORE BOND PORTFOLIO     8

ABOUT THE TRUST     15

MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST     16

PRINCIPAL RISKS     24

MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS     31

HOW THE TRUST IS MANAGED     35

HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS     38

OTHER INFORMATION     43

FINANCIAL HIGHLIGHTS     45

APPENDIX     46

SUMMARY: AST NEUBERGER BERMAN CORE BOND PORTFOLIO

INVESTMENT OBJECTIVE
The investment objective of the AST Neuberger Berman Core Bond Portfolio (the Neuberger Berman Portfolio or the Portfolio) is to seek to maximize total return consistent with the preservation of capital.

PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.85%
Fee Waiver or Expense Reimbursement**	(0.01)%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.84%

* The AST Neuberger Berman Core Bond Portfolio will commence operations on or about October 17, 2011. Estimate based in part on assumed average daily net assets of $800 million for the Portfolio for the fiscal period ending December 31, 2011.

** Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees so that the Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through May 1, 2014.  This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
AST Neuberger Berman Core Bond	$86*	$268*

_____
* Takes into account the contractual investment management fee waiver that runs until May 1, 2014 as described above in the footnotes to the fee table.

PORTFOLIO TURNOVER

The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The AST Neuberger Berman Core Bond Portfolio will invest, under normal circumstances, at least 80% of its investable assets in bonds and other debt securities. All of the debt securities in which the Portfolio invests will be investment grade under normal circumstances. The Portfolio normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets. The Portfolio normally will seek to maintain its target average duration within one year, and generally seeks to maintain its target average duration within a maximum of two years, of the average duration of the bonds in the Barclays Capital U.S. Aggregate Bond Index.

Principal Risks of Investing in the Portfolio. The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Market and Management Risk.Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Portfolio may not produce the desired results.

Recent Events Risk. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

High-Yield Risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Asset-Backed Securities Risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio’s foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Asset Transfer Program Risk. The Portfolio will be used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant Subadviser to purchase and sell securities at inopportune times and by otherwise limiting the relevant Subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s daily average net assets does not reach the projected level shown above.

Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

MANAGEMENT OF THE PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: Neuberger Berman Fixed Income LLC
Portfolio Manager	Title with Neuberger Berman	Service Date with Portfolio
Andrew Johnson	Managing Director	[October 2011]
Thanos Bardas	Managing Director	[October 2011]
David M. Brown	Managing Director	[October 2011]
Thomas A. Sontag	Managing Director	[October 2011]

TAX INFORMATION

Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST PRUDENTIAL CORE BOND PORTFOLIO

INVESTMENT OBJECTIVE
The investment objective of the AST Prudential Core Bond Portfolio (the Prudential Portfolio or the Portfolio) is to seek to maximize total return consistent with the long-term preservation of capital.

PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.85%
Fee Waiver or Expense Reimbursement**	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.84%

_______

* The AST Prudential Core Bond Portfolio will commence operations on or about October 17, 2011. Estimate based in part on assumed average daily net assets of $800 million for the Portfolio for the fiscal period ending December 31, 2011.

** Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees so that the Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through May 1, 2014.  This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
AST Prudential Core Bond Portfolio	$86*	$268*

_____

* Takes into account the contractual investment management fee waiver that runs until May 1, 2014 as described above in the footnotes to the fee table.

PORTFOLIO TURNOVER

The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The AST Prudential Core Bond Portfolio will invest, under normal circumstances, at least 80% of its investable assets in intermediate and long-term debt obligations and high quality money market instruments. In addition, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term debt obligations that are rated investment grade by the major ratings services, or, if unrated, considered to be of comparable quality by the subadviser, and high quality money market instruments. Likewise, the Portfolio may invest up to 20% of its net assets in high-yield/high-risk debt securities (commonly known as “junk bonds”). The Portfolio also may invest up to 20% of its total assets in debt securities issued outside the U.S. by U.S. or foreign issuers, whether or not such securities are denominated in the U.S. dollar.

Principal Risks of Investing in the Portfolio. The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Market and management Risk.Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Portfolio may not produce the desired results.

Recent Events Risk. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

High-Yield Risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Asset-Backed Securities Risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio’s foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Asset Transfer Program Risk. The Portfolio will be used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant Subadviser to purchase and sell securities at inopportune times and by otherwise limiting the relevant Subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s daily average net assets does not reach the projected level shown above.

Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

MANAGEMENT OF THE PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: Prudential Investment Management, Inc.
Portfolio Manager	Title with Prudential Investment Management	Service Date with Portfolio
Michael J. Collins	Senior Investment Officer and Portfolio Manager	[October 2011]
Kay Willcox	Managing Director and Portfolio Manager	[October 2011]

TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

ABOUT THE TRUST

About the Trust and its Portfolios
This prospectus provides information about Advanced Series Trust (the Trust), which presently consists of 64 separate portfolios (each, a Trust Portfolio). The Trust Portfolios which are discussed in this Prospectus are identified in the table of contents. Each Portfolio is a diversified investment company as defined by the Investment Company Act of 1940 (the 1940 Act), unless herein noted otherwise.
AST Investment Services, Inc. (AST) and Prudential Investments LLC (PI), both wholly-owned subsidiaries of Prudential Financial, Inc. (Prudential Financial), serve as overall investment managers of the Trust. Prudential Financial, which is incorporated in the United States, has its principal place of business in the United States. Neither Prudential Financial nor any of its subsidiaries are affiliated in any manner with Prudential plc, a company incorporated in the United Kingdom. AST and PI (together, the Investment Managers) have retained one or more subadvisers (each a Subadviser) to manage the day-to-day investment of the assets of each Portfolio in a manager-of-managers structure. Neuberger Berman Fixed Income LLC (Neuberger Berman) serves as the sole subadviser to the Neuberger Berman Portfolio. Prudential Investment Management, Inc. (PIM) serves as the sole subadviser to the Prudential Portfolio. More information about the Investment Managers, the Subadvisers and the manager-of-managers structure is included in "How the Trust is Managed" later in this Prospectus.
The Trust offers one class of shares in each Trust Portfolio. Shares of the Trust Portfolios are sold only to separate accounts of Prudential Annuities Life Assurance Corporation, The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Retirement Insurance and Annuity Company, Pramerica of Bermuda Life Assurance Company, Ltd. (collectively, Prudential), and Kemper Investors Life Insurance Company as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).

Not every Portfolio is available under every Contract. The prospectus for each Contract lists the Trust Portfolios currently available through that Contract. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus.

Additional information about each Portfolio is set forth in the following sections, and is also provided in the SAI.

MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST

AST Neuberger Berman Core Bond Portfolio

Investment Objective: to maximize total return consistent with the preservation of capital.

Principal Investment Policies of Neuberger Berman Portfolio:

The Neuberger Berman will invest, under normal circumstances, at least 80% of its investable assets in net assets in bonds and other debt securities. This test is applied at the time the Portfolio invests; later percentage changes caused by a change in Portfolio assets, market values, or ratings downgrades will not require the Portfolio to dispose of a holding. The Portfolio will not change the above-referenced 80% policy unless the Trust provides at least 60 days prior written notice to contract owners.

All of the debt securities in which the Portfolio invests will be investment grade under normal circumstances. The Portfolio considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest grades assigned by a rating agency such as Moody's Investors Service, Inc.( Moody's), Standard & Poor's Ratings Services (S&P), or Fitch Ratings (Fitch), or are unrated but determined by Neuberger Berman to be of comparable quality

To pursue its investment objective, the Portfolio normally will invest primarily in a diversified mix of fixed rate and floating rate debt securities. The Portfolio’s investments will include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Neuberger Berman Portfolio may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; and mortgage-backed securities and other asset-backed securities. Securities in which the Portfolio may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance. The Neuberger Berman Portfolio may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Portfolio to purchase securities that will be issued at a later date.

The Neuberger Berman Portfolio may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Portfolio’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Neuberger Berman Portfolio normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets.

Additionally, the Portfolio may invest in tender option bonds, convertible securities, and preferred securities.

The Neuberger Berman Portfolio normally will seek to maintain its target average duration within one year, and generally seeks to maintain its target average duration within a maximum of two years, of the average duration of the bonds in the Barclays Capital U.S. Aggregate Bond Index (which was approximately five years as of December 31, 2010).

In an effort to achieve its investment objective, the Neuberger Berman Portfolio may engage in active and frequent trading.

AST Prudential Core Bond Portfolio

Investment Objective: to maximize total return consistent with the long-term preservation of capital.

Principal Investment Policies :

The Prudential Portfolio will invest, under normal circumstances, at least 80% of its investable assets in intermediate and long-term debt obligations and high quality money market instruments. The above-referenced 80% test is applied at the time the Portfolio invests; later percentage changes caused by a change in Portfolio assets, market values, or ratings downgrades will not require the Portfolio to dispose of a holding. The Portfolio will not change the above-referenced 80% policy unless the Trust provides at least 60 days prior written notice to contract owners. The types of debt obligations in which the Prudential Portfolio may invest, include, without limitation, U.S. Government securities, mortgage-related securities (including commercial mortgage-backed securities), asset-backed securities, bank loans by assignment as well as through loan participations, corporate bonds, and municipal bonds.

The Prudential Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. Government is an obligation of the Government National Mortgage Association. In addition, the Prudential Portfolio may invest in U.S. Government securities issued by other government entities, like the Federal National Mortgage Association and the Student Loan Marketing Association which are not backed by the full faith and credit of the U.S. Government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The Prudential Portfolio will invest, under normal circumstances, at least 80% of its net assets in debt obligations that are rated investment grade. Investment grade debt obligations are those rated within the four highest rating categories assigned by a rating agency such as Moody's, S&P, or Fitch, or, if unrated, determined by PIM to be of comparable quality. Likewise, the Portfolio may invest up to 20% of its net assets in debt obligations rated below investment grade (often referred to as “junk bonds”) by the major ratings services, or, if unrated, considered to be of comparable quality by PIM. The Portfolio may invest up to 20% of its total assets in debt securities issued outside the U.S. by U.S. or foreign issuers, whether or not such securities are denominated in the U.S. dollar.

The Prudential Portfolio may also invest in convertible debt and convertible and non-convertible preferred stock of any rating. The Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The Prudential Portfolio may invest in leveraged loans. Leveraged loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The interest rates on leveraged loans are periodically adjusted to a generally recognized base rate such as the London Interbank Offered Rate or the prime rate as set by the Federal Reserve. Such senior loans may be rated below investment grade or, if unrated, deemed by Prudential to be the equivalent of below investment grade securities. The Portfolio’s investment in senior loans will usually be made in the form of participations or assignments.

PRINCIPAL RISKS

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

The risks identified below are the principal risks of investing in the Neuberger Berman Portfolio and the Prudential Portfolio. While each Portfolio makes every effort to achieve its objective, it can’t guarantee success. All investments have risks to some degree and it is possible that you could lose money by investing in each Portfolio.

Asset-Backed Securities Risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates. Asset-backed securities may also be subject to extension risk, which is the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates. The more a Portfolio is exposed to longer-term securities, the more likely it will be affected by changes in interest rates.

Asset Transfer Program Risk. Each Portfolio will be used in connection with certain benefit programs under Prudential variable annuity contracts, including certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential generally requires contract owners to participate in certain specialized asset transfer programs under which Prudential will monitor each contract owner's account value and, if necessary, will systematically transfer amounts between the selected sub-accounts and sub-accounts investing in certain bond portfolios. The transfers are based on mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made. As an example of how these asset transfer programs will operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract owner's account value within the selected sub-accounts) and certain market return scenarios involving “flat” returns over a period of time may cause Prudential to transfer some or all of such contract owner's account value to a bond portfolio sub-account. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by certain fixed income investments.

The asset transfers may, however, result in large-scale asset flows into and out of a Portfolio and subject the Portfolio to certain risks. The asset transfers could adversely affect a Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser’s ability to fully implement the Portfolio's investment strategies. In addition, these asset transfers may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds. For more information on the benefit programs and asset transfer programs, please see your contract prospectus.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Derivatives in which a Portfolio may invest include exchange-traded instruments as well as privately negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. Each Portfolio may, but is not required to, use derivatives to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.

The use of derivatives involves a variety of risks, including:

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Counterparty credit risk. There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, the Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

•	Leverage risk. Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. The use of leverage may cause the Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

•	As open-end investment companies that are registered with the Commission and subject to the federal securities laws, including the Investment Company Act of 1940 Act (the 1940 Act), related rules, and various Commission and Commission staff positions, each Portfolio must, however, "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other Commission- or staff-approved measures in order to mitigate leverage risk while certain types of derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," each Portfolio must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, each Portfolio is permitted to set aside liquid assets in an amount equal to such Portfolio's daily marked-to-market (net) obligations, if any (i.e., such Portfolio's daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Portfolio will have the ability to employ leverage to a greater extent than if such Portfolio were required to segregate assets equal to the full notional value of such contracts. The Trust reserves the right to modify the asset segregation policies of either Portfolio in the future to comply with any changes in the positions articulated from time to time by the Commission and its staff.

•	Liquidity and valuation risk. Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately negotiated derivatives may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately negotiated derivatives, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

•	Hedging risk. Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. Neither Portfolio is required to use hedging and may choose not to do so.

Expense Risk. Your actual cost of investing in neither Portfolio may be higher than the estimated expenses shown in this Prospectus under the caption “Summary—Portfolio Fees and Expenses” for a variety of reasons. For example, fund operating expense ratios may be higher than those shown if a Portfolio suffers a decline in net assets. Net assets are more likely to decrease and the Portfolio’s expense ratios are more likely to increase when markets are volatile.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

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Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. Credit ratings are intended to provide a measure of credit risk. However, ratings are only the opinions of the agencies issuing them and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Some but not all U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

•	Liquidity risk. Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all.

•	Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of a Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation.

Foreign Investment Risk. Investment in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes the following risks:

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Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio. Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and non-U.S. governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. Each Portfolio may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases a Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, suitable hedging instruments may not be available.

•	Emerging market risk. Countries in emerging markets (e.g., South America, Eastern and Central Europe, Africa and the Pacific Basin countries) may have relatively unstable governments, economies based on only a few industries and securities markets that trade a limited number of securities. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. Emerging markets may also have increased risks associated with clearance and settlement. Delays in settlement could result in periods of uninvested assets, missed investment opportunities or losses for the Portfolio.

•	Foreign market risk. Foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. In addition, foreign markets are subject to differing custody and settlement practices. Foreign markets are subject to bankruptcy laws different than those in the United States, which may result in lower recoveries for investors.

•	Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the U.S.

•	Liquidity and valuation risk. Stocks that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

•	Political risk. Political developments may adversely affect the value of a Portfolio's foreign securities. In addition, some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

•	Regulatory risk. Some foreign governments regulate their exchanges less stringently than the U.S., and the rights of shareholders may not be as firmly established as in the U.S.

•	Taxation risk. Many foreign markets are not as open to foreign investors as U.S. markets. A Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of a Portfolio.

High-Yield Risk. Investments in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio's ability to sell its high-yield securities (liquidity risk). In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress.

Market and management risk. Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns gloomy, the price of all securities may decline. Management risk is the risk that an adviser’s investment strategy will not work as intended. All decisions by an adviser require judgment and are based on imperfect information.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Many mortgage-backed securities are issued by federal government agencies such as Ginnie Mae, or by government-sponsored enterprises such as Freddie Mac or Fannie Mae. Currently, Freddie Mac and Fannie Mae are in government conservatorship. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Recent Events Risk. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS

Additional Investments & Strategies
As indicated in the descriptions of the Portfolios above, we may invest in the following types of securities and/or use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

American Depositary Receipts (ADRs) — Certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Asset-Backed Securities — An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other securities.

Collateralized Debt Obligations (CDOs) — A CDO is a security backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures or swaps. A CDO provides a single security that has the economic characteristics of a diversified portfolio. The cash flows generated by the collateral are used to pay interest and principal to investors.

Convertible Debt and Convertible Preferred Stock — A convertible security is a security — for example, a bond or preferred stock — that may be converted into common stock, the cash value of common stock or some other security of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, convertible securities offer — through their conversion mechanism — the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Credit Default Swaps — In a credit default swap, a Portfolio and another party agree to exchange payment of the par (or other agreed-upon) value of a referenced debt obligation in the event of a default on that debt obligation in return for a periodic stream of payments over the term of the contract provided no event of default has occurred. See also "Swaps" defined below.

Credit-Linked Securities — Credit linked securities are securities that are collateralized by one or more credit default swaps on corporate credits. A Portfolio has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date. See also "Credit Default Swaps" defined above.

Dollar Rolls — Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar — but not necessarily the same — security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Equity Swaps — In an equity swap, a Portfolio and another party agree to exchange cash flow payments that are based on the performance of equities or an equity index. See also "Swaps" defined below.

Event-Linked Bonds — Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Foreign Currency Forward Contracts — A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts — A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Illiquid Securities — An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Portfolio's net asset value. Each Portfolio generally may invest up to 15% of its net assets in illiquid securities. Each Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the procedures of the Portfolios. Those securities are not subject to the 15% limit. The 15% limit is applied as of the date the Portfolio purchases an illiquid security. In the event the market value of a Portfolio's illiquid securities exceeds the 15% limit due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the Portfolio: (i) will not purchase additional illiquid securities and (ii) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

Interest Rate Swaps — In an interest rate swap, a Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. See also "Swaps" defined below.

Joint Repurchase Account — In a joint repurchase transaction, uninvested cash balances of a Portfolio are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loans and Assignments — Loans are privately negotiated between a corporate borrower and one or more financial institutions. The Portfolio acquires interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Interests in loans are also subject to additional liquidity risks. Loans are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Consequently, the liquidity of a loan will depend on the liquidity of these trading markets at the time that the Portfolio sells the loan.

In assignments, the Portfolio will have no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In addition, the rights against the borrower that are acquired by the Portfolio may be more limited than those held by the assigning lender.

Options — A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Repurchase Agreements — In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements — In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales — In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio's securities held long will decline in value at the same time that the value of the Portfolio's securities sold short increases, thereby increasing the potential for loss.

Short Sales Against-the-Box — A short sale against the box involves selling a security that the Portfolio owns, or has the right to obtain without additional costs, for delivery at a specified date in the future. A Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

Swap Options — A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a swap agreement or to shorten, extend cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. See also "Options" defined above.

Swaps — Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Credit Default Swaps, Equity Swaps, Interest Rate Swaps and Total Return Swaps are four types of swap agreements.

Total Return Swaps — In a total return swap, payment (or receipt) of an index's total return is exchanged for the receipt (or payment) of a floating interest rate. See also "Swaps" defined above.

When-Issued and Delayed Delivery Securities — With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

HOW THE TRUST IS MANAGED

Board of Trustees

The Board of Trustees of the Trust (the Board) oversees the actions of the Investment Managers and the Subadvisers and decides on general policies. The Board also oversees the Trust's officers who conduct and supervise the daily business operations of the Trust.

Investment Managers

AST Investment Services, Inc. (AST) One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (PI) Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-investment managers of the Trust.

The Trust's Investment Management Agreements, on behalf of each Portfolio, with AST and PI (the Management Agreements), provide that AST and PI (the Investment Managers) will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.

The Investment Managers have engaged the subadvisers to conduct the investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities and other financial instruments. The Investment Managers are responsible for monitoring the activities of the subadvisers and reporting on such activities to the Board. The Trust has obtained an exemption from the Securities and Exchange Commission that permits the Investment Managers, subject to approval by the Board, to change subadvisers for a Portfolio by: (i) entering into new subadvisory agreements with non-affiliated sub-advisers, without obtaining shareholder approval of such changes and (ii) entering into new subadvisory agreements with affiliated sub-advisers with shareholder approval of such changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Investment Managers and the Trustees. PI, in conjunction with Quantitative Management Associates, participates in the management of the AST Dynamic Asset Allocation Portfolios. PI, in conjunction with the relevant subadvisers, participates in the management of the AST Tactical Asset Allocation Programs.

If at a point there is more than one subadviser for a Portfolio, the Investment Managers will determine the division of the assets for that Portfolio among the applicable subadvisers under normal conditions. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Investment Managers deem appropriate. The Investment Managers may change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Investment Managers may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the Subadvisers and PI may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the Subadvisers and PI select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Portfolio or that certain Subadvisers or PI may simultaneously favor the same industry. The Investment Managers will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Subadviser or PI buys a security as another Subadviser or PI sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The Investment Managers will consider these costs in determining the allocation of assets or cash flows. The Investment Managers will consider the timing of asset and cash flow reallocations based upon the best interests of each Portfolio and its shareholders.

A discussion regarding the basis for the Board's approval of the Trust's investment advisory agreements is available in the Trust's semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust's annual report (for agreements approved during the six month period ended December 31).

Investment Management Fees
Set forth below are the annualized contractual investment management fee rates for each Portfolio:

AST Neuberger Berman Core Bond	0.70%*
AST Prudential Core Bond	0.70%*

* The Investment Managers have contractually agreed to waive a portion of their investment management fees so that each Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through May 1, 2014.  Each contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue an expense limitation after May 1, 2014 will be subject to review by the Investment Managers and the Board.

Investment Subadvisers
The investment Subadvisers for each Portfolio are described below:

Neuberger Berman Fixed Income LLC (Neuberger Berman) is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC (“NB Group”). NB Group, with a heritage dating to 1939, is a majority employee-controlled company. As of March 31, 2011, Neuberger managed approximately $199 billion in assets. Neuberger Bermans’s principal address is 190 South LaSalle Street, Chicago, Illinois 60603.

Prudential Investment Management, Inc. (PIM) is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. As of March 31, 2011 PIM had approximately $569 billion in assets under management. PIM’s address is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.

Portfolio Managers

Information about the portfolio managers responsible for the day-to-day management of each Portfolio is set forth below.

In addition to the information set forth below, the Trust's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager's ownership of shares of the Trust's Portfolios.

AST Neuberger Berman Core Bond Portfolio

Andrew A. Johnson: Managing Director, joined the predecessor firm to Neuberger Berman in 1989.  Andy is the Head of Investment Grade Fixed Income and lead portfolio manager for multiple core bond portfolios.  He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research.  Andy leads the senior investment team that sets overall portfolio strategy, and serves on numerous investment grade sector specialty teams.  He is also a member of NBFI’s Board of Directors. Prior to joining the firm, Andy was a manager of financial planning and analysis at Illinois Bell.  Previously, he had been an R&D engineer at Northrop Defense Systems Division.  Andy earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago.

Thanos Bardas: Managing Director, joined the predecessor firm to Neuberger Berman in 1998. Thanos serves as a co-portfolio manager on multiple fixed income portfolios. He is a member of the fixed income investment team setting overall portfolio strategy and serves on specialty investment grade teams. Thanos graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook.

David M. Brown: Managing Director, re-joined the predecessor firm to Neuberger Berman in January 2003. Dave is Head of Investment Grade Corporate Strategies and the Head of Corporate Trading. He is a member of the Investment Grade Strategy Committee and is responsible for determining credit exposures across various portfolio strategies and for managing the credit trading group. Dave initially joined the predecessor firm to Neuberger Berman in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University. Prior to his return, he was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital. Dave has been awarded the Chartered Financial Analyst designation.

Thomas A. Sontag: Managing Director, joined the firm in 2004. Tom is a portfolio manager responsible for active, index and short duration portfolios and is a member of the Investment Grade Strategy Committee and the structured products team. Prior to joining the firm, Tom served as a portfolio manager with Strong Capital Management for six years. His responsibilities included co-managing five mutual funds as well as separate institutional accounts. Previously, Tom worked in the fixed income divisions of Bear Stearns (1986 to 1998 as a managing director) and Goldman Sachs (1982 to 1985). Tom earned a BBA and an MBA from the University of Wisconsin.

AST Prudential Core Bond Portfolio

Michael J. Collins, CFA, is Senior Investment Officer and Credit Strategist for Prudential Fixed Income. He is also senior portfolio manager for Core Plus Fixed Income strategies. Mr. Collins formulates credit strategy for these multi-sector portfolios and works with the corporate and high yield teams on portfolio strategy and construction.  Previously, Mr. Collins was High Yield Portfolio Manager and Investment Strategist for more than 10 years. Mr. Collins was also a credit research analyst, covering investment grade and high yield corporate credits.  Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit.  Mr. Collins began his career at Prudential Financial in 1986 as a software applications designer.  He received a BS in Mathematics and Computer Science from the State University of New York at Binghamton and an MBA in Finance from New York University.  Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). Mr. Collins is Treasurer for the Board of Trustees of the Center for Educational Advancement (CEA), a nonprofit organization with the mission of providing jobs and job training to people with disabilities.

Kay Willcox is Managing Director and portfolio manager for Prudential Fixed Income's long duration and intermediate duration multi-sector fixed income portfolios. She is also back-up portfolio manager on the Core Plus Fixed Income Strategy. Previously, Ms. Willcox was a mortgage-backed securities portfolio manager for the US Liquidity Team. She has specialized in mortgage-backed securities since joining Prudential Financial in 1987. Earlier, Ms. Willcox managed a segment of The Prudential Insurance Company of America's proprietary portfolio. She also managed mutual fund fixed income portfolios and handled mortgage-backed security analysis and trading. She began her investment career in 1982 in the futures division of Shearson Lehman Brothers. Ms. Willcox received a BA in Mathematics from the University of Texas and an MBA in Finance from Columbia University.

HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS

Purchasing and Redeeming Shares of the Portfolios

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption in Kind

The Trust may pay the redemption price to shareholders of record (generally, the insurance company separate accounts holding Trust shares) in whole or in part by a distribution in-kind of securities from the relevant investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission (SEC) and procedures adopted by the Trust's Board of Trustees. Securities will be readily marketable and will be valued in the same manner as in a regular redemption.

If shares are redeemed in kind, the recipient will incur transaction costs in converting such assets into cash. These procedures govern the redemption by the shareholder of record, generally an insurance company separate account. The procedures do not affect payments by an insurance company to a contract owner under a variable contract.

Frequent Purchases or Redemptions of Portfolio Shares
The Trust is part of the group of investment companies advised by PI that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the "PI funds"). Frequent purchases and redemptions may adversely affect the investment performance and interests of long-term investors in the Portfolios. When an investor engages in frequent or short-term trading, the PI funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This may cause the PI funds to sell Portfolio securities at inopportune times, hurting their investment performance. When large dollar amounts are involved, frequent trading can also make it difficult for the PI funds to use long-term investment strategies because they cannot predict how much cash they will have to invest. In addition, if a PI fund is forced to liquidate investments due to short-term trading activity, it may incur increased transaction and tax costs.

Similarly, the PI funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PI fund shares held by other investors. PI funds that invest in foreign securities may be particularly susceptible to frequent trading, because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. PI funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute effective vehicles for an investor's frequent trading strategies.

The Boards of Directors/Trustees of the PI funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because the Trust does not directly sell its shares directly to the public. Instead, Portfolio shares are sold only to insurance company separate accounts that fund variable annuity contracts and variable life insurance policies (together, the "contracts"). Therefore, the insurance companies purchasing Portfolio shares (the "participating insurance companies"), not the Trust, maintain the individual contract owner account records. Each participating insurance company submits to the Trust's transfer agent daily aggregate orders combining the transactions of many contract owners. Therefore, the Trust and its transfer agent do not monitor trading by individual contract owners.

Under the Trust's policies and procedures, the Trust has notified each participating insurance company that the Trust expects the insurance company to impose restrictions on transfers by contract owners. The current participating insurance companies are Prudential and two insurance companies not affiliated with Prudential. The Trust may add additional participating insurance companies in the future. The Trust receives reports on the trading restrictions imposed by Prudential on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. In addition, the Trust has entered shareholder information agreements with participating insurance companies as required by Rule 22c-2 under the Investment Company Act. Under these agreements, the participating insurance companies have agreed to: (i) provide certain information regarding contract owners who engage in transactions involving Portfolio shares and (ii) execute any instructions from the Trust to restrict or prohibit further purchases or exchanges of Portfolio shares by contract owners who have been identified by the Trust as having engaged in transactions in Portfolio shares that violate the Trust's frequent trading policies and procedures. The Trust and its transfer agent also reserve the right to reject all or a portion of a purchase order from a participating insurance company. If a purchase order is rejected, the purchase amount will be returned to the insurance company.

The Trust also employs fair value pricing procedures to deter frequent trading. Those procedures are described in more detail under "Net Asset Value," below.

Each Fund of Funds invests primarily or exclusively in other Portfolios of the Trust that are not operated as Funds of Funds. These portfolios in which the Funds of Funds invest are referred to as Underlying Trust Portfolios. The policies that have been implemented by the participating insurance companies to discourage frequent trading apply to transactions in Funds of Funds shares. Transactions by the Funds of Funds in Underlying Trust Portfolio shares, however, are not subject to any limitations and are not considered frequent or short-term trading. For example, the Funds of Funds may engage in significant transactions in Underlying Trust Portfolio shares in order to: (i) change their investment focus, (ii) rebalance their investments to match the then-current asset allocation mix, (iii) respond to significant purchases or redemptions of Fund of Funds shares, or (iv) respond to changes required by the underlying contracts. These transactions by the Funds of Funds in Underlying Trust Portfolio shares may be disruptive to the management of an Underlying Trust Portfolio because such transactions may: (i) cause the Underlying Trust Portfolio to sell portfolio securities at inopportune times to have the cash necessary to pay redemption requests, hurting their investment performance, (ii) make it difficult for the Subadvisers for the Underlying Trust Portfolios to fully implement their investment strategies, and (iii) lead to increased transaction and tax costs.

The AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021, and 2022 (collectively, the Target Maturity Portfolios), the AST Investment Grade Bond Portfolio and certain other Portfolios may be used in connection with certain living benefit programs, including, without limitation, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the participating insurance companies to manage the guarantees offered in connection with these benefit programs, the insurance companies generally: (i) limit the number and types of variable sub-accounts in which contract holders may allocate their account values (referred to in this Prospectus as the Permitted Sub-Accounts) and (ii) require contract holders to participate in certain specialized asset transfer programs. Under these asset transfer programs, the participating insurance companies will monitor each contract owner's account value from time to time and, if necessary, will systematically transfer amounts among the Permitted Sub-Accounts as dictated by certain non-discretionary mathematical formulas. These mathematical formulas will generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made, as applicable.

As an example of how these asset transfer programs will operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract holder's account value within the Permitted Sub-Accounts) and certain market return scenarios involving "flat" returns over a period of time may cause participating insurance companies to transfer some or all of such contract owner's account value to a Target Maturity Portfolio or the AST Investment Grade Bond Portfolio. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by assets in investments like the Target Maturity Portfolios or the AST Investment Grade Bond Portfolio.

The above-referenced asset transfer programs are an important part of the guarantees offered in connection with the applicable living benefit programs. Such asset transfers may, however, result in large-scale asset flows into and out of the relevant Portfolios. Such asset transfers could adversely affect a Portfolio's investment performance by requiring the relevant investment adviser or Subadviser to purchase and sell securities at inopportune times and by otherwise limiting the ability of the relevant investment adviser or Subadviser to fully implement the Portfolio's investment strategies. In addition, these asset transfers may result in relatively small asset bases and relatively high transaction costs and operating expense ratios for a Portfolio compared to other similar funds.

Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the participating insurance companies to prevent such trading, there is no guarantee that the Trust or the participating insurance companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.

For information about the trading limitations applicable to you, please see the prospectus for your contract or contact your insurance company.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time). The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.

The securities held by each of the Trust's portfolios are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Trust's Board of Trustees. The Trust may use fair value pricing if it determines that a market quotation is not reliable based, among other things, on market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the U.S., because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.

The Trust may also use fair value pricing with respect to U.S. traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Trust's NAV, we will value the Trust's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust as of the close of the security's primary market.

Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $1 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All short-term debt securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Trust's Board of Trustees has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of PI or a Subadviser, does not represent fair value.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PI or a Subadviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities — those that are not valued on an amortized cost basis — are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A Subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Distributor
The Trust currently sells its shares only to insurance company separate accounts to fund variable annuity and variable life insurance contracts. The Trust has no principal underwriter or distributor.

OTHER INFORMATION

Federal Income Taxes
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Owners of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

Monitoring for Possible Conflicts

The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is included in the Trust's SAI and on the Trust's website.

Legal Proceedings

Commencing in 2003, Prudential Financial, Inc. and its subsidiaries (collectively, the "Company") received formal requests for information from the SEC and the New York Attorney General's Office ("NYAG") relating to market timing in variable annuities by certain American Skandia entities. In connection with these investigations, with the approval of Skandia, an offer was made by American Skandia to the SEC and NYAG, to settle these matters by paying restitution and a civil penalty. In April 2009, AST Investment Services, Inc., formerly named American Skandia Investment Services, Inc. ("ASISI"), reached a resolution of these previously disclosed investigations by the SEC and the NYAG into market timing related misconduct involving certain variable annuities. The settlements relate to conduct that generally occurred between January 1998 and September 2003. The Company acquired ASISI from Skandia Insurance Company Ltd (publ) ("Skandia") in May 2003. Subsequent to the acquisition, the Company implemented controls, procedures and measures designed to protect customers from the types of activities involved in these investigations. These settlements resolve the investigations by the above named authorities into these matters, subject to the settlement terms. Under the terms of the settlements, ASISI has paid a total of $34 million in disgorgement and an additional $34 million as a civil money penalty into a Fair Fund administered by the SEC to compensate those harmed by the market timing related activities. Pursuant to the settlements, ASISI has retained, at its ongoing cost and expense, the services of an Independent Distribution consultant acceptable to the Staff of the SEC to develop a proposed plan for the distribution of Fair Fund amounts according to a methodology developed in consultation with and acceptable to the Staff. As part of these settlements, ASISI hired an independent third party which conducted a compliance review and issued a report of its findings and recommendations to ASISI's Board of Directors, the Audit Committee of the Trust's Board of Trustees and the Staff of the SEC. In addition, ASISI has agreed, among other things, to continue to cooperate with the SEC and NYAG in any litigation, ongoing investigations or other proceedings relating to or arising from their investigations into these matters. Under the terms of the Acquisition Agreement pursuant to which the Company acquired ASISI from Skandia, the Company was indemnified for the settlements.

Payments to Affiliates
PI and AST and its affiliates, including a subadviser or the distributor of the Portfolios may compensate affiliates of PI and AST, including the insurance companies issuing variable annuity or variable life contracts by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the variable annuity and/or variable life contracts which offer the Portfolios as investment options. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contracts, available options, and the Portfolios.

The amounts paid depend on the nature of the meetings, the number of meetings attended by PI or AST, the subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of PI's, AST's, subadviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributor and the amounts of such payments may vary between and among each adviser, subadviser and distributor depending on their respective participation.
With respect to variable annuity contracts, the amounts paid under these arrangements to Prudential-affiliated insurers are set forth in the prospectuses for the variable annuity contracts which offer the Portfolios as investment options.

FINANCIAL HIGHLIGHTS

Introduction
Because the AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio have not commenced operations as of the date of this Prospectus, no financial highlights data is provided for either Portfolio.

APPENDIX

Description of Certain Debt Securities Ratings

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

•	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on Portfolios employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

FITCH, INC.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

INVESTOR INFORMATION SERVICES:
Shareholder inquiries should be made by calling (800) 778-2255 or by writing to Advanced Series Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Additional information about the Portfolios is included in a Statement of Additional Information, which is incorporated by reference into this Prospectus. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Statement of Additional Information and additional copies of annual and semi-annual reports are available without charge by calling the above number. The Statement of Additional Information and the annual and semi-annual reports are also available without charge on the Fund's website at www.annuities.prudential.com/view/page/investor/294.
Delivery of Prospectus and Other Documents to Households. To lower costs and eliminate duplicate documents sent to your address, the Fund, in accordance with applicable laws and regulations, may begin mailing only one copy of the Fund's prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and you wish to revoke this consent or would otherwise prefer to continue to receive your own copy, you should call the number above, or write to the Fund at the above address. The Fund will begin sending individual copies to you within thirty days of revocation.
The information in the Trust's filings with the Securities and Exchange Commission (including the Statement of Additional Information) is available from the Commission. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. The information can also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Finally, information about the Fund is available on the EDGAR database on the Commission's internet site at www.sec.gov.

Investment Company File Act No. 811-05186

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ADVANCED SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) of Advanced Series Trust (the "Fund") is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated [October 17, 2011] and can be obtained, without charge, by calling (800) 778-2255 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. This SAI has been incorporated by reference into the Fund's Prospectus.

The Fund's audited financial statements are incorporated into this SAI by reference to the Fund's 2010 Annual Report (File No. 811-5186). You may request a copy of the Annual Report at no charge by calling the telephone number or writing to the address indicated above.

Table of Contents

3	PART I
3	INTRODUCTION
3	FUNDAMENTAL INVESTMENT RESTRICTIONS
3	FUND PORTFOLIOS, INVESTMENT POLICIES AND STRATEGIES
5	NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
16	INFORMATION ABOUT TRUSTEES AND OFFICERS
22	MANAGEMENT AND ADVISORY ARRANGEMENTS
25	PORTFOLIO MANAGERS: OTHER ACCOUNTS
26	PORTFOLIO MANAGERS: COMPENSATION AND CONFLICTS POLICIES
31	OTHER SERVICE PROVIDERS
32	PORTFOLIO TRANSACTIONS AND BROKERAGE
34	ADDITIONAL INFORMATION
37	PRINCIPAL SHAREHOLDERS
37	FINANCIAL STATEMENTS

38	PART II
38	INVESTMENT RISKS AND CONSIDERATIONS
64	NET ASSET VALUES
65	TAXATION
66	DISCLOSURE OF PORTFOLIO HOLDINGS
66	PROXY VOTING
67	CODES OF ETHICS
67	LICENSES AND MISCELLANEOUS INFORMATION
69	APPENDIX I: DESCRIPTION OF BOND RATINGS
73	APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS

PART I

INTRODUCTION
This SAI sets forth information about Advanced Series Trust (the Fund). Part I provides additional information about the Fund's Board of Trustees, certain investments restrictions that apply to the Fund's Portfolios, the advisory services provided to and the management fees paid by the Fund, and information about other fees paid by and services provided to the Fund. Part II provides additional information about certain investments and investment strategies that may be used by the Fund's Portfolios and explanations of various investments and strategies which may be used by the Fund's Portfolios and explanations of these investments and strategies, and should be read in conjunction with Part I.

FUNDAMENTAL INVESTMENT RESTRICTIONS
Set forth below are certain investment restrictions applicable to the Portfolios. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the Investment Company Act of 1940 (the 1940 Act). Non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Fundamental Investment Restrictions Applicable to AST Neuberger Berman Core Bond Portfolio and AST Prudential Core Bond Portfolio.

Under its fundamental investment restrictions, each of the AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio may not:

1.     Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act and rules thereunder, exemptive order, Commission release, no-action letter or similar relief or interpretations.  For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of the Portfolio to Trustees pursuant to any deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

2.     Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

3.     Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

4.     Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit the Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

5.     Make loans, except that the Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33- 1 / 3  % of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption there from that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

6.     Purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.

7.     With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restriction (5), the restriction on making loans is not considered to limit a Portfolio’s investments in loan participations and assignments.

With respect to investment restriction (6), a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of the Portfolio’s assets invested in the securities of issuers in a particular industry.

With respect to investment restrictions (1) and (5), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

FUND PORTFOLIOS, INVESTMENT POLICIES AND STRATEGIES
The Fund is an open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its separate Portfolios, each of which is, for investment purposes, in effect a separate fund (the Portfolios). The Portfolios currently offered by the Fund are set forth below:

•	AST Academic Strategies Asset Allocation Portfolio

•	AST Advanced Strategies Portfolio

•	AST AllianceBernstein Core Value Portfolio

•	AST American Century Income & Growth Portfolio

•	AST Balanced Asset Allocation Portfolio

•	AST BlackRock Global Strategies Portfolio

•	AST BlackRock Value Portfolio

•	AST Bond Portfolio 2015

•	AST Bond Portfolio 2016

•	AST Bond Portfolio 2017

•	AST Bond Portfolio 2018

•	AST Bond Portfolio 2019

•	AST Bond Portfolio 2020

•	AST Bond Portfolio 2021

•	AST Bond Portfolio 2022

•	AST Capital Growth Asset Allocation Portfolio

•	AST CLS Growth Asset Allocation Portfolio

•	AST CLS Moderate Asset Allocation Portfolio

•	AST Cohen & Steers Realty Portfolio

•	AST Federated Aggressive Growth Portfolio

•	AST FI Pyramis® Asset Allocation Portfolio

•	AST First Trust Balanced Target Portfolio

•	AST First Trust Capital Appreciation Target Portfolio

•	AST Global Real Estate Portfolio

•	AST Goldman Sachs Concentrated Growth Portfolio

•	AST Goldman Sachs Large-Cap Value Portfolio

•	AST Goldman Sachs Mid-Cap Growth Portfolio

•	AST Goldman Sachs Small-Cap Value Portfolio

•	AST High Yield Portfolio

•	AST Horizon Growth Asset Allocation Portfolio

•	AST Horizon Moderate Asset Allocation Portfolio

•	AST International Growth Portfolio

•	AST International Value Portfolio

•	AST Investment Grade Bond Portfolio

•	AST JPMorgan International Equity Portfolio

•	AST JPMorgan Strategic Opportunities Portfolio

•	AST Jennison Large-Cap Value Portfolio

•	AST Jennison Large-Cap Growth Portfolio

•	AST Large-Cap Value Portfolio

•	AST Lord Abbett Core Fixed-Income Portfolio

•	AST Marsico Capital Growth Portfolio

•	AST MFS Global Equity Portfolio

•	AST MFS Growth Portfolio

•	AST Mid-Cap Value Portfolio

•	AST Money Market Portfolio

•	AST Neuberger Berman Core Bond Portfolio

•	AST Neuberger Berman Mid-Cap Growth Portfolio

•	AST Neuberger Berman / LSV Mid-Cap Value Portfolio

•	AST Parametric Emerging Markets Equity Portfolio

•	AST PIMCO Limited Maturity Bond Portfolio

•	AST PIMCO Total Return Bond Portfolio

•	AST Preservation Asset Allocation Portfolio

•	AST Prudential Core Bond Portfolio

•	AST QMA US Equity Alpha Portfolio

•	AST Quantitative Modeling Portfolio

•	AST Schroders Multi-Asset World Strategies Portfolio

•	AST Small-Cap Growth Portfolio

•	AST Small-Cap Value Portfolio

•	AST T. Rowe Price Asset Allocation Portfolio

•	AST T. Rowe Price Global Bond Portfolio

•	AST T. Rowe Price Large-Cap Growth Portfolio

•	AST T. Rowe Price Natural Resources Portfolio

•	AST Wellington Management Hedged Equity Portfolio

•	AST Western Asset Core Plus Bond Portfolio

The Fund offers one class of shares in each Portfolio. Shares of each Portfolio are sold only to separate accounts of Prudential Annuities Life Assurance Corporation, The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Retirement Insurance and Annuity Company, Pramerica of Bermuda Life Assurance Company, Ltd. (collectively, Prudential), and Kemper Investors Life Insurance Company as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).

Not every Portfolio is available under each Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract.
In order to sell shares to both Prudential and non-Prudential insurance companies, the Fund has obtained an exemptive order (the Order) from the United States Securities and Exchange Commission (SEC). The Fund and its Portfolios are managed in compliance with the terms and conditions of that Order.
The Portfolios are managed by Prudential Investments and AST Investment Services, Inc. (collectively referred to as PI, or the Manager) as discussed in the Fund's Prospectus. Each of the Portfolios has a different investment objective. For this reason, each Portfolio will have different investment results and be subject to different financial and market risks. As discussed in the Prospectus, several of the Portfolios may invest in money market instruments and comparable securities as part of assuming a temporary defensive position. The investment objectives of each Portfolio are discussed in the Prospectus.
Each of the Funds of Funds, as identified in the Prospectus, may engage in all of the investments and investment strategies discussed in Part II of this SAI, either by each such Portfolio's investments in an underlying fund or by investing the Portfolio's assets in the investments or strategies.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Non-Fundamental Investment Restrictions Applicable Only to AST Neuberger Berman Core Bond Portfolio and AST Prudential Core Bond Portfolio.

Each of the Neuberger Berman Portfolio and AST Prudential Core Bond Portfolio will not:

1. Invest more than 15% of its net assets taken at market value at the time of the investment in “illiquid securities.”  For purposes of this restriction, “illiquid securities” are those deemed illiquid pursuant to SEC rules, regulations, and guidelines, as they may be amended or supplemented from time to time.

2. Invest for the purpose of exercising control or management; or

3. Purchase securities of other investment companies except in compliance with the 1940 Act and rules thereunder, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

INFORMATION ABOUT TRUSTEES AND OFFICERS
Information about the Trustees and the Officers of the Fund is set forth below. Trustees who are not deemed to be "interested persons" of the Fund, as defined in the 1940 Act, are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Trustees (1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Susan Davenport Austin (43) No. of Portfolios Overseen: 80

Senior Vice President and Chief Financial Officer (Since 2007) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; President of Sheridan Gospel Network (Since 2004); Vice President, Goldman, Sachs & Co. (2000-2001); Associate Director, Bear, Stearns & Co. Inc. (1997-2000); Vice President, Salomon Brothers Inc. (1993-1997); President of the Board, The MacDowell Colony (Since 2010); Member of the Board of Directors, Broadcast Music, Inc. (Since 2007); Member of the Board of Directors of the National Association of Broadcasters Education Foundation (Since 2010); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).

None
Saul K. Fenster, Ph.D. (78) No. of Portfolios Overseen: 80

President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

Formerly Director (2000-2006) of IDT Corporation.
Delayne Dedrick Gold (72) No. of Portfolios Overseen: 80	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.	None
W. Scott McDonald, Jr., Ph. D. (74) No. of Portfolios Overseen: 80

Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); formerly principal (1995-1997), Scott McDonald Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.

None
Thomas T. Mooney (69) No. of Portfolios Overseen: 80

Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007) formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004) formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).

None
Thomas M. O'Brien (60) No. of Portfolios Overseen: 80

President and COO (since November 2006) and CEO (since April 2007) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.

Director (since April 2008) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (since November 2006) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.

F. Don Schwartz (75) No. of Portfolios Overseen: 80

Independent Management/Marketing Consultant (since 2002); formerly CEO and President of AceCo, Inc. (1985-2001) (consulting firm specializing in universal/variable life and variable annuity products); formerly Vice President of The Equitable Life Assurance Society; formerly Guest Insurance Professor at the American College, Louisiana State University, Alabama State University and the Insurance Marketing Institute; Advisor to several state insurance commissioners; a Chartered Life Underwriter, Chartered Financial Consultant and Fellow of the Life Insurance Management Institute.

None.

Interested Trustees (1)
Stephen Pelletier (57) No. of Portfolios Overseen: 80	President of Prudential Annuities (since September 2008); Chairman and CEO, International Investments, Prudential Financial (since January 1998).	None
Robert F. Gunia (64) No. of Portfolios Overseen: 80

Independent Consultant (since October 2009); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of Prudential Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc.
Timothy S. Cronin (45) Number of Portfolios Overseen: 80

Chief Investment Officer and Strategist of Prudential Annuities (since January 2004); Director of Investment & Research Strategy (since February 1998); President of AST Investment Services, Inc. (since June 2005).

None.

(1) The year that each Trustee joined the Fund's Board is as follows: Susan Davenport Austin, 2011; Timothy S. Cronin, 2009; Saul K. Fenster, 2003; Delayne Dedrick Gold, 2003; Robert F. Gunia, 2003; W. Scott McDonald, Jr., 2003; Thomas T. Mooney, 2003; Thomas M. O'Brien, 1992; Stephen Pelletier, 2008; F. Don Schwartz, 1992.

Fund Officers (a)(1)
Name, Address and Age Position with the Fund	Principal Occupation(s) During the Past Five Years
Kathryn L. Quirk (58) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (53) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (52) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (36) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1997-2005).
Andrew R. French (48) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (52) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (48) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Richard W. Kinville (42) Anti-Money Laundering Compliance Office

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial's Internal Audit Department and Manager in AXA's Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009 ).

Grace C. Torres (50) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (52) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Alan Fu (55) Assistant Treasurer	Vice President and Corporate Counsel - Tax, Prudential Financial, Inc. (since October 2003).

(a) Excludes Mr. Pelletier and Mr. Cronin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of the Fund is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 2003; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Alan Fu, 2006; Richard W. Kinville, 2011.

Explanatory Notes to Tables:
Trustees are deemed to be "Interested", as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC. Stephen Pelletier and Timothy Cronin are Interested Trustees because they are employed by an affiliate of the Manager of the Fund. Robert F. Gunia will be considered an Interested Trustee for at least two years after his retirement from employment by the Manager and its affiliates (which was on or about October 21, 2009). He will also be an Interested Trustee as long as he holds a beneficial interest in securities issued by the Manager or its affiliates.
Unless otherwise noted, the address of all Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.
There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.
"Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.
"No. of Portfolios Overseen" includes all investment companies managed by Prudential Investments LLC (PI) and/or AST Investment Services, Inc. (ASTI) (collectively, the Manager) that are overseen by the Trustee. The investment companies for which PI and/or ASTI serves as Manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust and Prudential's Gibraltar Fund, Inc.

Compensation of Trustees and Officers. Pursuant to a Management Agreement with the Fund, the Manager pays all compensation of Trustees, officers and employees of the Fund, other than the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser ("Non-Management Trustees"). Non-Management Trustees include the Independent Trustees and Trustees that are no longer employees of the Manager. The Fund pays each of its Non-Management Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on Board Committees may receive additional compensation.
Non-Management Trustees may defer receipt of their fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues deferred Trustees' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of one or more funds managed by Prudential Investments LLC chosen by the Trustee. Payment of the interest so accrued is also deferred and becomes payable at the option of the Trustee. The Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund. The Fund does not have a retirement or pension plan for its Trustees.
The following table sets forth the aggregate compensation paid by the Fund for the Fund's most recently completed fiscal year to the Non-Management Trustees for service on the Fund's Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Trustees and officers who are "interested persons" of the Fund (as defined in the 1940 Act) do not receive compensation from the Fund Complex and therefore are not shown in the following table.

Compensation Received by Trustees
Name	Aggregate Fiscal Year Compensation from Fund (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year
Susan Davenport Austin (2)	None	None	None	None
Saul K. Fenster	$220,120	None	None	$235,000 (3/80)*
Delayne Dedrick Gold	$220,120	None	None	$235,000 (3/80)*
Robert F. Gunia	$201,570	None	None	$215,000 (3/80)*
W. Scott McDonald, Jr.**	$238,860	None	None	$255,000 (3/80)*
Thomas T. Mooney**	$267,040	None	None	$285,000 (3/80)*
Thomas M. O'Brien**	$238,860	None	None	$255,000 (3/80)*
F. Don Schwartz**	$201,570	None	None	$215,000 (3/80)*
Timothy Cronin	None	None	None	None
Stephen Pelletier	None	None	None	None

Explanatory Notes to Compensation Table
(1) Compensation relates to portfolios that were in existence during 2010.

(2) Ms. Austin joined the Board during March 2011.
* Number of funds and portfolios represent those in existence as of December 31, 2010 and excludes funds that have merged or liquidated during the year.
** Under the Funds' deferred fee arrangement, certain Board Members have elected to defer all or part of their total compensation. The total amount of deferred compensation accrued during the calendar year ended December 31, 2010, including investment results during the year on cumulative deferred fees, amounted to $20,210, $95,167, $206,630, and $9,171 for Messrs. McDonald, Mooney, O'Brien and Schwartz, respectively.

Board Committees. The Board of Trustees (the Board) has established three standing committees in connection with governance of the Fund—Audit, Compliance and Governance. Information on the membership of each standing committee and its functions is set forth below.

Audit Committee. The Audit Committee consists of Mr. O'Brien (chair), Ms. Gold and Mr. Mooney. The Board has determined that each member of the Audit Committee is not an "interested person" as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Fund's independent registered public accounting firm, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Fund. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Investment Managers and (2) any entity in a control relationship with the Investment Managers that provides ongoing services to the Fund, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The Audit Committee Charter is available at http://www.annuities.prudential.com/view/page/investor/294. The number of Audit Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below.

Compliance Committee. The Compliance Committee consists of Mr. McDonald (chair), Ms. Gold, Mr. O'Brien, Mr. Gunia and Mr. Mooney (ex-officio). The Compliance Committee serves as a liaison between the Board and the Funds' Chief Compliance Officer (CCO). The Compliance Committee is responsible for considering, in consultation with the Board's Chair and outside counsel, any material compliance matters that are identified and reported by the CCO to the Compliance Committee between Board meetings. The Compliance Committee is also responsible for considering, when requested by the CCO, the CCO's recommendations regarding the materiality of compliance matters to be reported to the Board. The Compliance Committee reviews compliance matters that it determines warrant review between Board meetings. Further, when the CCO wishes to engage an independent third party to perform compliance-related work at the Funds' expense, the Compliance Committee will evaluate with the CCO which third party to recommend to the Board as well as the appropriate scope of the work. The number of Compliance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below. The Compliance Committee Charter is available on the Fund's website at http://www.annuities.prudential.com/view/page/investor/294.

Governance Committee. The Governance Committee of the Board is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director compensation and expenses, director education, and governance practices. The members of the Governance Committee are Mr. Fenster (Chair), Mr. McDonald, Mr. Schwartz and Mr. Mooney (ex-officio). The Board has determined that each member of the Governance Committee is not an "interested person" as defined in the 1940 Act. The number of Governance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below. The Governance Committee Charter is available on the Fund's website at http://www.annuities.prudential.com/view/page/investor/294.

Leadership Structure and Qualifications of Board of Trustees
The Board is responsible for oversight of the Fund. The Fund has engaged the Manager to manage the Fund on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Fund. The Board is currently composed of ten members, seven of whom are Independent Trustees and one of whom is no longer an employee of the Manager or its affiliates but does not currently meet the requirements for an Independent Trustee. There are also two Trustees who are employed by the Manager. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established three standing committees - Audit, Compliance and Governance - and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Trustee. As Chair, this Independent Trustee leads the Board in its activities. Also, the Chair acts as a member or an ex-officio member of each standing committee and any ad hoc committee of the Board of Trustees. The Board is vice chaired by an Independent Trustee. As Vice-Chair this Independent Trustee will, in the absence of the Chair lead the Board in its activities. The Trustees have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Fund, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Fund, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.

Ms. Gold and Messrs. Fenster, McDonald, Mooney, O'Brien and Schwartz have each served for more than 10 years as a Board Member of mutual funds advised by the Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc, and/or other mutual funds advised by Prudential Investments or its predecessors. In addition, Messrs. Fenster and McDonald have more than 20 years of experience in senior leadership positions at institutions of higher learning. Ms. Gold has more than 20 years of experience in the financial services industry. Mr. Mooney has more than 30 years of experience in senior leadership positions with municipal organizations and other companies. Mr. O'Brien has more than 25 years of experience in senior leadership positions in the banking industry. Mr. Schwartz has more than 30 years experience as a management consultant including in the financial services industry and additional experience in the insurance industry. Messrs. Fenster, Mooney and O'Brien have experience serving on boards of other entities. Mr. Gunia has served for more than 10 years as a Board Member of mutual funds advised by the Manager or its predecessors. In addition, Mr. Gunia served in senior leadership positions for more than 28 years with the Manager and its affiliates and predecessors. Ms. Austin currently serves as a director and as Senior Vice President and Chief Financial Officer of Sheridan Broadcasting Corporation and President of the Sheridan Gospel Network. In addition to her experience in senior leadership positions with private companies, Ms. Austin has more than 10 years of experience in the investment banking industry. Mr. Pelletier, who has served as an Interested Trustee and/or President of the Fund and other funds advised by the Manager since 2008, is President of Prudential Annuities. Mr. Cronin, an Interested Trustee of the Fund and other funds advised by the Manager since 2009, has served as a Vice President of the Fund and other funds advised by the Manager since 2009 and has held senior positions with Prudential Financial (and American Skandia, which was purchased by Prudential Financial) since 1998.
Specific details about each Trustee's professional experience is set forth in the professional biography tables, above.

Risk Oversight
Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, sub-advisers, the Fund's Chief Compliance Officer, the Fund's independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Manager and other service providers to the Fund. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or the Manager, its affiliates or other service providers.

Selection of Trustee Nominees. The Governance Committee is responsible for considering trustee nominees for Trustees at such times as it considers electing new members to the Board. The Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable Commission rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director for nomination should submit his or her recommendation in writing to the Chair of the Board (Thomas T. Mooney) or the Chair of the Governance Committee (Saul K. Fenster), in either case in care of the Fund, at Gateway Center Three, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077. At a minimum, the recommendation should include: the name, address, and business, educational, and/or other pertinent background of the person being recommended; a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940; any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund's investment adviser) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund's outside legal counsel may cause a person to be deemed an "interested person." Before the Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under Commission and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Governance Committee	Compliance Committee
4	3	4

Share Ownership. Information relating to each Trustee's share ownership in the indicated Fund(s) and in all registered funds in the PI-advised funds that are overseen by the respective Trustee as of the most recently completed calendar year is set forth in the chart below.

Trustee Share Ownership
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Fund Complex
Susan Davenport Austin	None	None
Timothy Cronin	None	$50,001-$100,000
Saul K. Fenster	None	over $100,000
Robert F. Gunia	None	over $100,000
Delayne Dedrick Gold	None	over $100,000
W. Scott McDonald, Jr.	None	over $100,000
Thomas T. Mooney	None	over $100,000
Thomas M. O'Brien	None	over $100,000
Stephen Pelletier	None	over $100,000
F. Don Schwartz	None	over $100,000

None of the Independent Trustees, or any member of his / her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of the most recently completed calendar year.

Shareholder Communications with the Board of Trustees. Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o the Fund, 1 Corporate Drive, Shelton, CT 06484. Shareholders can communicate directly with an individual Trustee by writing to that Trustee, c/o the Fund, 1 Corporate Drive, Shelton, CT 06484. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

MANAGEMENT AND ADVISORY ARRANGEMENTS

Co-Managers. The Managers of the Fund are Prudential Investments LLC (PI) and AST Investment Services, Inc. (collectively with PI, the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. As of February 28, 2011, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $156.6 billion. PI is a wholly-owned subsidiary of PIFM HoldCo LLC, which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential).
Pursuant to Management Agreements with the Fund (collectively, the Management Agreement), the Manager, subject to the supervision of the Fund's Board and in conformity with the stated policies of the Fund, manages both the investment operations of each Portfolio and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. The Manager will review the performance of the Subadvisers and make recommendations to the Board with respect to the retention of investment advisers and the renewal of contracts. The Manager also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund's custodian (the Custodian), and the Fund's transfer agent. The management services of the Manager to the Fund are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.
In connection with its management of the corporate affairs of the Fund, the Manager bears the following expenses:

•	the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;

•	all expenses incurred by the Manager or the Fund in connection with managing the ordinary course of a Fund's business, other than those assumed by the Fund as described below; and

•	the fees, costs and expenses payable to any investment subadvisers pursuant to Subadvisory Agreements between the Manager and such investment subadvisers.

Under the terms of the Management Agreement, the Fund is responsible for the payment Fund expenses not paid by the Manager, including:

•	the fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund's assets payable to the Manager;

•	the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;

•

the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares;

•	the charges and expenses of the Fund's legal counsel and independent auditors;

•	brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities (and futures, if applicable) transactions;

•	all taxes and corporate fees payable by the Fund to governmental agencies;

•	the fees of any trade associations of which the Fund may be a member;

•	the cost of share certificates representing and/or non-negotiable share deposit receipts evidencing shares of the Fund;

•	the cost of fidelity, directors and officers and errors and omissions insurance;

•	the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission and paying notice filing fees under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes;

•	allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports and notices to shareholders;

•	litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and distribution and service (12b-1) fees.

The Management Agreement provides that the Manager will not be liable for any error of judgment by PI or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically, if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either the Manager or a Fund by the Board or vote of a majority of the outstanding voting securities of the Fund, (as defined in the 1940 Act) upon not more than 60 days nor less than 30 days written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The Manager may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Portfolio. Management fee waivers and subsidies will increase a Portfolio's total return. These voluntary waivers may be terminated at any time without notice.

The table below sets forth the applicable contractual management fee rate and the management fees received by the Manager from the Fund for each Portfolio for the indicated fiscal years.
The manager-of-managers structure operates under an order issued by the SEC. The current order permits us to hire subadvisers or amend subadvisory agreements, without shareholder approval, only with subadvisers that are not affiliated with Prudential Financial, Inc. The current order imposes the following conditions:
1. The Manager will provide general management and administrative services to the Fund including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the Board, will (a) set the Portfolios' overall investment strategies; (b) select subadvisers; (c) monitor and evaluate the performance of subadvisers; (d) allocate and, when appropriate, reallocate a Portfolio's assets among its subadvisers in those cases where a Portfolio has more than one subadviser; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objectives, policies, and restrictions.
2. Before a Portfolio may rely on the order, the operation of the Portfolio in the manner described in the Application will be approved by a majority of its outstanding voting securities, as defined in the Investment Company Act, or, in the case of a new Portfolio whose public shareholders purchased shares on the basis of a prospectus containing the disclosure contemplated by condition (4) below, by the sole shareholder before offering of shares of such Portfolio to the public.
3. The Fund will furnish to shareholders all information about a new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new subadviser or any proposed material change in a Portfolio's subadvisory agreement. The Fund will meet this condition by providing shareholders with an information statement complying with the provisions of Regulation 14C under the Securities Exchange Act of 1934 (the Exchange Act), as amended, and Schedule 14C thereunder. With respect to a newly retained subadviser, or a change in a subadvisory agreement, this information statement will be provided to shareholders of the Portfolio a maximum of ninety (90) days after the addition of the new subadviser or the implementation of any material change in a subadvisory agreement. The information statement will also meet the requirements of Schedule 14A under the Exchange Act.
4. The Fund will disclose in its prospectus the existence, substance and effect of the order granted pursuant to the Application.
5. No Trustee or officer of the Fund or director or officer of the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such director or officer) any interest in any subadviser except for (a) ownership of interests in PI or any entity that controls, is controlled by or is under common control with PI, or (b) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.
6. The Manager will not enter into a subadvisory agreement with any subadviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or the Manager other than by reason of serving a subadviser to one or more Portfolios (an "Affiliated Subadviser") without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio.
7. At all times, a majority of the members of the Board will be persons each of whom is not an "interested person" of the Fund as defined in Section 2(a)(19) of the Investment Company Act ("Independent Trustees"), and the nomination of new or additional Independent Trustees will be placed within the discretion of the then existing Independent Trustees.
8. When a subadviser change is proposed for a Portfolio with an Affiliated Subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the Board's minutes, that such change is in the best interests of the Portfolio and its shareholders and does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

Management Fee Rates and Management Fees Paid by the Fund
Portfolio	Contractual Fee Rate	2010	2009	2008
AST Neuberger Berman Core Bond Portfolio	0.70% of average daily net assets*	None	None	None
AST Prudential Core Bond Portfolio	0.70% of average daily net assets*	None	None	None

* The Investment Managers have contractually agreed to waive a portion of their investment management fees so that each Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through May 1, 2014.  Each contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue an expense limitation after May 1, 2014 will be subject to review by the Investment Managers and the Board.

Waiver of Administrative Services Fee. Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which certain Portfolios are subject to a contractual administrative services fee equal to 0.10% of each such Portfolio’s average daily net assets. This administrative services fee compensates the issuers for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” The issuers of the variable insurance products offering the Neuberger Berman Portfolio and the Prudential Portfolio have agreed to voluntarily waive a portion of the 0.10% administrative services fee, based on the average daily net assets of each such Portfolio, as set forth in the table below:

Average Daily Net Assets of Portfolio	Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 m illion	0.07%
Over $750 million	0.06%

Subadvisers. The Manager has entered into Subadvisory Agreements with each of the Subadvisers named in the table appearing below. The Subadvisory Agreements provide that the Subadvisers will furnish investment advisory services in connection with the management of each Fund. In connection therewith, the Subadviser are obligated to keep certain books and records of the Trust. Under each Subadvisory Agreement, each Subadviser, subject to the supervision of the Manager, is responsible for managing the assets of a Portfolio in accordance with the Portfolio's investment objectives, investment program and policies. The Subadvisers determine what securities and other instruments are purchased and sold for each Portfolio and are responsible for obtaining and evaluating financial data relevant to the Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadvisers' performance of such services.
Pursuant to each Subadvisory Agreement, the Manager pays each Subadviser a fee. The tables below set forth the current fee rates and fees paid by the Manager to each Subadviser for the three most recent fiscal years. The fee rates represent the fees as a percentage of average daily net assets.
As discussed in the Prospectus, the Manager employs each Subadviser under a "manager of managers" structure that allows the Manager to replace the Subadvisers or amend a Subadvisory Agreement without seeking shareholder approval. The Manager is authorized to select (with approval of the Board's independent trustees) one or more subadvisers to handle the actual day-to-day investment management of each Portfolio. The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated or modified. It is possible that the Manager will continue to be satisfied with the performance record of the existing subadvisers and not recommend any additional subadvisers. The Manager is also responsible for allocating assets among the subadvisers if a Portfolio has more than one subadviser. In those circumstances, the allocation for each subadviser can range from 0% to 100% of the Portfolio's assets, and the Manager can change the allocations without Board or shareholder approval. The Manager will review the allocations periodically and may adjust them without prior notice. The annual update to the Fund's prospectus will reflect these adjustments. Shareholders will be notified of any new subadvisers or materially amended subadvisory agreements.

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Neuberger Berman Core Bond Portfolio	Neuberger Berman Fixed Income LLC (Neuberger Berman)

0.18% of the Portfolio’s average daily net assets to $3 50 million; 0.13% of the Portfolio’s average daily net assets over $350 million to $1 billion; and 0. 11% of the Portfolio’s average daily net assets over $1 billion

AST Prudential Core Bond Portfolio	Prudential Investment Management, Inc. (PIM)

0.15% of the Portfolio’s average daily net assets to $500 million; 0.14% of the Portfolio’s average daily net assets over $500 million to $1 billion; and 0.12% of the Portfolio’s average daily net assets over $1 billion

PORTFOLIO MANAGERS: OTHER ACCOUNTS

Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership. The following tables set forth information about each Portfolio and accounts other than the Portfolio for which each Portfolio's portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund's most recently completed fiscal year. The table shows, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The tables also set forth the dollar range of equity securities of each Portfolio of the Fund beneficially owned by the Portfolio Managers as of the Fund's most recently completed fiscal year unless otherwise noted.

Portfolio: AST Neuberger Berman Core Bond Portfolio
Subadviser: Neuberger Berman Fixed Income LLC

Portfolio Manager	Registered Investment Companies No.*/$ Amount	Other Pooled Investment Vehicles** No.*/$ Amount	Other Accounts*** No.*/$ Amount	Ownership of Portfolio Securities $ Range
Andrew Johnson	6/$5,512,395,129	6/$2,532,378,745	76/$25,364,913,552	None
Thanos Bardas	4/$1,209,331,972	2/$194,759,682	44/$12,801,635,253	None
David M. Brown[2]	5/$4,867,734,294	5/$1,895,764,097	72/$24,806,121,647	None
Thomas A. Sontag[3]	6/$5,328,227,873	6/$1,858,587,981	86/$24,777,282,717	None

Portfolio: AST Prudential Core Bond Portfolio
Subadviser: Prudential Investments LLC

Portfolio Manager	Registered Investment Companies No.*/$ Amount[4]	Other Pooled Investment Vehicles** No.*/$ Amount[4]	Other Accounts*** No.*/$ Amount[4]	Ownership of Portfolio Securities $ Range[4]
Michael J. Collins, CFA	9/$2,657,422,180	4/$1,667,754,263	6/$6,964,831,876	None
Kay Willcox	14/$7,937,870,669	8/$2,065,566,818	5/$4,333,233,526	None

* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

** “Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles.

*** “Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

1 Two accounts subject to a performance fee with a total of $1,145,819,270.

2 One Account subject to a performance fee with a total of $988,823,348.

3 Two accounts subject to a performance fee with a total of $1,062,485,785.

4 Amounts provided as of April 30, 2011.

PORTFOLIO MANAGERS: COMPENSATION AND CONFLICTS POLICIES

Additional Information About the Portfolio Managers — Compensation and Conflicts of Interest. Set forth below, for each Portfolio Manager, is an explanation of the structure of, and method(s) used by each Subadviser (or, where applicable, the Manager) to determine, portfolio manager compensation. Also set forth below, for each Portfolio Manager, is an explanation of any material conflicts of interest that may arise between a Portfolio Manager's management of a Portfolio's investments and investments in other accounts.

Neuberger Berman Fixed Income LLC (Neuberger Berman)

Portfolio Manager Compensation

Compensation Structure

Neuberger Berman and its affiliates (“NB”) compensation philosophy is one that focuses on rewarding performance and incentivizing its employees.  NB considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking. It is NB’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

The Fixed Income Portfolio Managers receive a fixed (salary) and variable (bonus) compensation. The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation. The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of NB.

Incentive Structure

As a firm, NB believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

•

Employee-Owned Equity. An integral part of the management buyout of NB was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.

Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•

Contingent Compensation.NB established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of NB’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to NB investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader NB portfolio. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 CCP will vest in 1/3 increments each year over a three year period. NB determines annually which employees participate in the program based on total compensation for the applicable year.

•

Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Neuberger Berman and certain of its portfolio managers including the team responsible for the Portfolio manage multiple, but similar, products through different investment vehicles and/or distribution channels (so called “side-by-side” management). For example, a portfolio manager may manage products for some or all of the following client types: institutions, high net worth individuals, wrap program participants and mutual funds. Neuberger Berman has adopted policies and procedures designed to address these potential conflicts of interest and to allocate investment opportunities fairly among its clients. While performance among products will inevitably vary among clients and products, Neuberger Berman believes that these policies and procedures should be effective in identifying and mitigating favoritism or other potential conflicts of interest which may give rise to such disparate performance. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons or fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio, and which may include transactions that are directly contrary to the positions taken by the Portfolio. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which the Portfolio also invests. In such a case, the portfolio manager could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Finally, a conflict of interest may arise if Neuberger Berman and a portfolio manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not the Portfolio or other accounts for which the portfolio manager is responsible.

Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Prudential Investment Management, Inc. (PIM)

Compensation

PIM’s investment professionals, including both portfolio managers and research analysts, are compensated through a combination of base salary and performance-based incentive compensation. The incentive compensation consists of an annual cash bonus and a long-term equity grant.

•	Base Salary. The base salary component is based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual.

•	Incentive Compensation.

•

General. An investment professional's incentive compensation, including both the annual cash bonus and the long-term equity grant, is primarily based on such person’s contribution to our goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters. In addition, an investment professional’s qualitative contributions to the organization are considered in determining incentive compensation. Investment professionals are all covered by the same general compensation structure although they manage multiple accounts. Incentive compensation is not based on the performance of, or value of assets in, any single account or group of client accounts.

•

Cash Bonus. An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of our revenue and operating income and is refined by business metrics, such as:

•	business development initiatives, measured primarily by growth in operating income;

•	the number of investment professionals receiving a bonus;

•	investment performance of portfolios relative to appropriate peer groups or market benchmarks; and

•	market based data indicating compensation trends and levels of overall compensation in the asset management industry.

•

Long-Term Equity Grant. Depending on the level of the individual, the annual long-term equity grant consists of either restricted stock of Prudential Financial or a combination of stock options and restricted stock of Prudential Financial. The long-term equity grants are subject to vesting requirements.

Conflicts of Interest
PIM is an indirect, wholly-owned subsidiary of Prudential Financial. PIM is part of a full scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. PIM's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles, such as commingled trust funds and unregistered funds. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. PIM aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the Fund.
Prior to 2008, a portion of PIM Fixed Income's long-term incentive grant included phantom stock units, the value of which reflected the three-year growth of certain portions of PIM Fixed Income's asset management business. The calculation of growth did not include the growth of PI-managed mutual funds. A portfolio manager may have faced a conflict of interest given that a piece of his or her long-term compensation was not affected by the growth of PI-managed mutual funds, including this Fund.
Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. PIM has developed policies and procedures designed to address these potential conflicts of interest.
There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security PIM may purchase or sell on behalf of the Fund, and as to the timing of such purchase or sale. Such restrictions may come into play as a result of PIM's relationship with Prudential Financial and its other affiliates. The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent directors of the Fund.
PIM may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Fund. This can occur particularly with respect to fixed income investments because PIM has a bank loan unit that often invests in private loans that require the issuer to provide material, non-public information. PIM generally is able to avoid certain other potential conflicts due to the possession of material, non-public information by maintaining information barriers to prevent the transfer of this information between units of PIM as well as between affiliates and PIM. Additionally, in an effort to avoid potential conflicts of interest, PIM's fixed income unit has procedures in place to carefully consider whether or not to accept material, non-public information with respect to certain issuers, where appropriate.
Certain affiliates of PIM develop and may publish credit research that is independent from the research developed within PIM. PIM may hold different opinions on the investment merits of a given security, issuer or industry such that PIM may be purchasing or holding a security for the Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the issuer. Conversely, PIM may be selling a security for the Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, PIM's affiliated broker-dealers or investment advisers may be executing transactions in the market in the same securities as the Fund at the same time.
PIM may cause securities transactions to be executed for the Fund concurrently with authorizations to purchase or sell the same securities for other accounts managed by PIM, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts (including the Fund).
PIM may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the Fund, at prices which may be different. In addition, PIM may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the Fund, due to differences in investment strategy or client direction.
The fees charged to advisory clients by PIM may differ depending upon a number of factors including, but not limited to, the unit providing the advisory services, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable so one client with similar investment objectives or goals may be paying a higher fee than another client. Fees paid by certain clients may also be higher due to performance based fees which increase based on the performance of a portfolio above an established benchmark.
Large accounts generate more revenue for PIM than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to PIM of favoring accounts that pay a higher fee or generate more income for PIM. To address this conflict of interest, PIM has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities among competing client accounts.
PIM and its affiliates manage certain funds, including hedge funds, that are subject to incentive compensation on a side-by-side basis with other accounts including the Fund.  PIM and/or certain of its affiliates may have an interest in such funds. PIM and its affiliates have implemented policies and procedures to address potential conflicts of interest arising out of such side-by-side management.
For example, the accounts may at times be precluded from taking positions over-weighted versus an index in securities and other instruments in which one or more of the funds hold short positions. Lending, borrowing and other financing opportunities with respect to securities for which the market is paying a premium rate over normal market rates and for which there may be limited additional demand will be allocated to the accounts prior to allocating the opportunities to such funds.
Conflicts of interest may also arise regarding proxy voting. A committee of senior business representatives together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.
Prudential Financial and the general account of The Prudential Insurance Company of America (PICA) may at times have various levels of financial or other interests in companies whose securities may be purchased or sold in PIM's client accounts, including the Fund. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by PIM on behalf of the Fund. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus PIM may invest Fund assets in the securities of companies with which PIM or an affiliate of PIM has a financial relationship, including investment in the securities of companies that are advisory clients of PIM.
It is anticipated that there will be situations in which the interests of the Fund in a portfolio company may conflict with the interests of one or more affiliated accounts of PIM or other client accounts managed by PIM or its affiliates. This may occur because PIM affiliated accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the Fund, but at different levels in the capital structure. Investment by PIM affiliated accounts at different levels to that of the Fund in the capital structure of a portfolio company presents inherent conflicts of interest between the PIM affiliated accounts and the Fund.
For example, in the event of restructuring or insolvency, the holders of senior debt may exercise remedies and take other actions that are not in the interest of or are adverse to holders of junior debt. Similarly, a PIM affiliated account might hold secured debt of an issuer whose public unsecured debt is held by the Fund. Such conflicts may also exist among client accounts managed by PIM or its affiliates. While these conflicts cannot be eliminated, PIM has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of the Fund are originated and managed in its best interests.
In addition, portfolio managers may advise PIM affiliated accounts. PIM's portfolio manager(s) may have a financial interest in the accounts they advise, either directly or indirectly. To address potential conflicts of interest, PIM has procedures designed to ensure that -- including to the extent that client accounts are managed differently from PIM affiliated accounts -- each of the client accounts and each affiliated account is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with PIM's fiduciary obligations. These procedures include supervisory review procedures.
Potential conflicts of interest may exist where PIM or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors (including, investment objectives, investment strategies or restrictions), while other accounts may take the opposite position in the security in accordance with that accounts' investment objectives, investment strategies and restrictions. PIM periodically conducts reviews of these accounts and assesses the appropriateness of these differing positions.
Finally, because of the substantial size of PICA's general account, trading by PICA's general account in certain securities, particularly certain fixed income securities, may result in market changes in response to trades. Although PIM expects that PICA's general account will execute transactions that will move a market in a security infrequently, and generally in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.
PIM follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers. PIM has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests. However, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

OTHER SERVICE PROVIDERS

Custodians. With the exception of the Target Maturity Portfolios (AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2017, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022),  the AST Investment Grade Bond Portfolio, the AST Jennison Large-Cap Growth Portfolio, the AST Jennison Large-Cap Value Portfolio, the AST Quantitative Modeling Portfolio, the AST BlackRock Global Strategies Portfolio, the AST Prudential Core Bond Portfolio, and the AST Neuberger Berman Core Bond Portfolio, PFPC Trust Company (PFPC), 103 Bellevue Parkway, Wilmington, Delaware 19809 serves as Custodian for the Fund's portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for any foreign assets held outside the United States.

Note; PFPC Trust Company will be renamed BNY Mellon Investment Servicing Trust Company effective on or about July 1, 2011.
For the Target Maturity Portfolios (AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2017, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022), the AST Investment Grade Bond Portfolio, the AST Jennison Large-Cap Growth Portfolio, the AST Jennison Large-Cap Value Portfolio, the AST Quantitative Modeling Portfolio, the AST BlackRock Global Strategies Portfolio, the AST Prudential Core Bond Portfolio, and the AST Neuberger Berman Core Bond Portfolio,The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, New York 10286, serves as Custodian for the portfolio securities and cash of each Portfolio, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Fund.  Subcustodians provide custodial services for any foreign assets held outside the United States.

Transfer Agent and Shareholder Servicing Agent. Prudential Mutual Fund Services LLC (PMFS), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Fund and is reimbursed for its transfer agent expenses which include an annual fee per shareholder account, a monthly inactive account fee per shareholder account and its out-of-pocket expenses; including but not limited to postage, stationery, printing, allocable communication expenses and other costs.
PNC Global Investment Servicing (U.S.) Inc. (PNC) serves as sub-transfer agent to the Fund. PMFS has contracted with PNC, 301 Bellevue Parkway, Wilmington, Delaware 19809, to provide certain administrative functions to the Transfer Agent. PMFS will compensate PNC for such services.

Independent Registered Public Accounting Firm _______________________, served as the Fund's independent registered public accounting firm for the five fiscal years ended December 31, 2010, and in that capacity will audit the annual financial statements for the Fund for the next fiscal year.

Securities Lending Agent. Prudential Investment Management, Inc. (PIM) serves as securities lending agent for the Portfolios of the Fund and in that role administers the Portfolios' securities lending program. For its services, PIM receives a portion of the amount earned by lending securities.

Distributor. The Fund currently sells its shares only to insurance company separate accounts to fund the Contracts. The Fund has no principal underwriter or distributor. See the prospectus for your Contract for more information on distribution arrangements related to your Contract.

PORTFOLIO TRANSACTIONS AND BROKERAGE
The Fund has adopted a policy pursuant to which the Fund and its Manager, Subadvisers, and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Fund, the Manager, and the Subadvisers to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a foreign securities exchange, commissions may be fixed. For purposes of this section, the term "Manager" includes the investment Subadvisers. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, affiliates of the Manager and/or Subadvisers (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the Commission.
In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research-oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund's Board of Trustees. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliated broker may act as a broker or futures commission merchant for the Fund. In order for an affiliated broker to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Trustees of the Fund, including a majority of the non-interested Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11 (a) of the Securities Exchange Act of 1934, as amended, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The affiliated broker must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by it from transactions effected for the Fund during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the broker by applicable law. Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

ADDITIONAL INFORMATION

Fund History. The Fund is a managed, open-end investment company organized as a Massachusetts business trust, the separate Portfolios of which are diversified, unless otherwise indicated. Formerly, the Fund was known as the Henderson International Growth Fund, which consisted of only one Portfolio (The Henderson International Growth Fund is currently known as the AST JPMorgan International Equity Portfolio (formerly known as the AST Strong International Equity Portfolio, the AST AIM International Equity Portfolio, the AST Putnam International Equity Portfolio and the Seligman Henderson International Equity Portfolio)).The Investment Manager was Henderson International,Inc. Shareholders of what was, at the time, the Henderson International Growth Fund, approved certain changes in a meeting held April 17, 1992. These changes included engagement of a new Investment Manager, engagement of a Sub-advisor and election of new Trustees. Subsequent to that meeting, the new Trustees adopted a number of resolutions, including, but not limited to, resolutions renaming the Trust. Since that time the Trustees have adopted a number of resolutions, including, but not limited to, making new Portfolios available and adopting forms of Investment Management Agreements and subadvisory Agreements between the Investment Managers and the Fund and the Investment Managers and each subadviser, respectively.
The AST AllianceBernstein Growth & Income Portfolio (formerly known as the AST Alliance Growth and Income Portfolio and as the AST Lord Abbett Growth and Income Portfolio) was first offered as of May 1, 1992. The AST Goldman Sachs Concentrated Growth Portfolio (formerly known as the AST JanCap Growth Portfolio) and the AST Money Market Portfolio were first offered as of November 4, 1992. The AST Neuberger Berman Mid-Cap Value Portfolio (formerly known as the Federated Utility Income Portfolio) and the AST UBS Dynamic Alpha Portfolio (formerly known as the AST Global Allocation Portfolio, the DeAM Global Allocation Portfolio, the AIM Balanced Portfolio, the AST Putnam Balanced Portfolio and the AST Phoenix Balanced Asset Portfolio) were first offered as of May 1, 1993. The AST High Yield Portfolio (formerly known as the Goldman Sachs High Yield Portfolio and the AST Federated High Yield Portfolio), the AST T. Rowe Price Asset Allocation Portfolio, AST Small-Cap Growth Portfolio (formerly known as the AST State Street Research Small-Cap Growth Portfolio, the AST Small-Cap Growth Portfolio (formerly known as the PBHG Small-Cap Growth Portfolio), the AST Janus Small-Cap Growth Portfolio and the Founders Capital Appreciation Portfolio), the Large-Cap Value Portfolio (formerly known as the AST Hotchkis Wiley Large-Cap Value Portfolio and the AST INVESCO Capital Income Portfolio) and the AST PIMCO Total Return Bond Portfolio were first offered as of December 31, 1993. The AST T. Rowe Price Global Bond Portfolio (formerly known as the AST Scudder International Bond Portfolio) was first offered as of May 1, 1994. The AST Neuberger Berman Mid-Cap Growth Portfolio (formerly known as the Berger Capital Growth Portfolio) was first offered as of January 4, 1994.
The AST International Value Portfolio (formerly known as the AST LSV International Value Portfolio, the AST DeAM International Equity Portfolio,the AST Founders Passport Portfolio and the Seligman Henderson International Small Cap Portfolio), the AST T. Rowe Price Natural Resources Portfolio and the AST PIMCO Limited Maturity Bond Portfolio were first offered as of May 2, 1995. The AST AllianceBernstein Large-Cap Growth Portfolio (formerly known as the AST Alliance Growth Portfolio, AST Oppenheimer Large-Cap Growth Portfolio, and the Robertson Stephens Value + Growth Portfolio) was first offered as of May 2, 1996. The AST International Growth Portfolio (formerly known as the AST William Blair International Growth Portfolio and the AST Janus Overseas Growth Portfolio), the AST Small-Cap Value Portfolio (formerly known as the AST Gabelli Small-Cap Value Portfolio and the AST T. Rowe Price Small Company Value Portfolio), the AST Schroders Multi-Asset World Strategies Portfolio (formerly the AST American Century Strategic Allocation Portfolio, which was formerly known as the AST American Century Strategic Balanced Portfolio) and the AST American Century Income & Growth Portfolio (formerly known as the AST Putnam Value Growth Income Portfolio) were first offered as of January 2, 1997. The AST Marsico Capital Growth Portfolio was first offered as of December 22, 1997. The AST Goldman Sachs Small-Cap Value Portfolio (formerly known as the AST Lord Abbett Small Cap Value Portfolio), the AST Cohen Steers Realty Portfolio, and the AST PIM US Equity Alpha Portfolio (formerly known as the AST AllianceBernstein Managed Index 500 Portfolio, the AST Sanford Bernstein Managed Index 500 Portfolio and as the AST Bankers Trust Managed Index 500 Portfolio) were first offered as of January 2, 1998. The AST Neuberger Berman Small-Cap Growth Portfolio (formerly known as the AST DeAM Small-Cap Growth Portfolio and the AST Scudder Small-Cap Growth Portfolio) was first offered as of January 4, 1999. The AST MFS Global Equity Portfolio and the AST MFS Growth Portfolio were first offered as of October 18, 1999. The AST Goldman Sachs Mid-Cap Growth Portfolio (formerly known as the AST Janus Mid-Cap Growth Portfolio) was first offered as of May 1, 2000. The AST Federated Aggressive Growth Portfolio, the AST Mid-Cap Value Portfolio (formerly known as the AST Gabelli All-Cap Value Portfolio), the AST DeAM Large-Cap Value Portfolio (formerly known as the Janus Strategic Value Portfolio) and the AST Lord Abbett Core Fixed-Income Portfolio (formerly, the AST Lord Abbett Bond-Debenture Portfolio) were first offered on October 23, 2000. The AST AllianceBernstein Core Value (formerly known as the AST Sanford Bernstein Core Value) Portfolio was first offered on May 1, 2001.
Effective as of December 2, 2005, the AST Alger All-Cap Growth Portfolio and the AST AllianceBernstein Growth + Value Portfolio were reorganized into the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST AllianceBernstein Managed Index 500 Portfolio, respectively, and ceased to exist.
The AST Aggressive Asset Allocation Portfolio, the AST Capital Growth Asset Allocation Portfolio, the AST Academic Strategies Asset Allocation Portfolio (formerly the AST Balanced Asset Allocation Portfolio), the AST Balanced Asset Allocation Portfolio (formerly the AST Conservative Asset Allocation Portfolio, and the AST Preservation Asset Allocation Portfolio were each first offered on or about December 5, 2005.
The AST Advanced Strategies Portfolio, the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio were each first offered on or about March 20, 2006.
The AST Western Asset Core Plus Bond Portfolio, the AST CLS Growth Asset Allocation Portfolio, the AST CLS Moderate Asset Allocation Portfolio, the AST Horizon Growth Asset Allocation Portfolio, the AST Horizon Moderate Asset Allocation Portfolio, and the AST Niemann Capital Growth Asset Allocation Portfolio were each first offered on or about November 17, 2007.
The AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio were each first offered on or about January 28, 2008.
The AST Global Real Estate Portfolio and the AST Parametric Emerging Markets Equity Portfolio were each first offered on or about April 28, 2008.
The AST Focus Four Plus Portfolio was first offered on or about July 21, 2008.
Effective as of July 18, 2008, the AST DeAM Small-Cap Value Portfolio was reorganized into the AST Small-Cap Value Portfolio.
The AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 were each first offered on or about January 2, 2009.
Effective as of November 13, 2009, the AST Focus Four Plus Portfolio was reorganized into the AST First Trust Capital Appreciation Target Portfolio.
The AST Bond Portfolio 2017 and the AST Bond Portfolio 2021 were each first offered on or about January 14, 2010.
The AST Jennison Large-Cap Growth Portfolio and the AST Jennison Large-Cap Value Portfolio were each first offered on or about November 16, 2009.
Effective as of March 15, 2010, the AST Niemann Capital Growth Asset Allocation Portfolio and the AST UBS Dynamic Alpha Portfolio were renamed as the AST FI Pyramis® Asset Allocation Portfolio and the AST JPMorgan Strategic Opportunities Portfolio, respectively.
Effective as of May 1, 2010, the AST DeAM Large-Cap Value Portfolio was renamed the AST Value Portfolio.  Effective as of July 16, 2010, the AST Value Portfolio was renamed as the AST BlackRock Value Portfolio.  Effective as of May 1, 2011, the AST Lord Abbett Bond-Debenture Portfolio was renamed the AST Lord Abbett Core Fixed-Income Portfolio.
The AST Bond Portfolio 2022 was first offered on or about January 3, 2011.

The AST BlackRock Global Strategies Portfolio and the AST Quantitative Modeling Portfolio were each first offered on or about May 2, 2011.

Effective as of April 29, 2011, the AST Aggressive Asset Allocation Portfolio was renamed the AST Wellington Management Hedged Equity Portfolio.
The AST Neuberger Berman Small-Cap Growth Portfolio was reorganized (merged) into the AST Federated Aggressive Growth Portfolio on April 29, 2011.

The AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio were each first offered on or about October 17, 2011.

If approved by the Trustees, the Fund may add more Portfolios and may cease to offer any existing Portfolios in the future.
Effective as of May 1, 2007, the Fund changed its name from American Skandia Trust to Advanced Series Trust.

Description of Shares and Organization. As of the date of this SAI, the beneficial interest in the Fund is divided into 64 separate Portfolios, each offering one class of shares.
The Fund's Second Amended and Restated Declaration of Trust, dated December 1, 2005, which governs certain Fund matters, permits the Fund's Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share. Each share entitles the holder to one vote for the election of Trustees and on all other matters that are not specific to one class of shares, and to participate equally in dividends, distributions of capital gains and net assets of each applicable Portfolio. Only shareholders of shares of a specific Portfolio may vote on matters specific to that Portfolio. Shares of one class may not bear the same economic relationship to the Fund as shares of another class. In the event of dissolution or liquidation, holders of shares of a Portfolio will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in such Portfolio less the liabilities attributable to such Portfolio. Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.
No preemptive or conversion rights apply to any of the Fund's shares. The Fund's shares, when issued, will be fully paid, non-assessable and transferable. The Trustees may at any time create additional series of shares without shareholder approval.
Generally, there will not be annual meetings of shareholders of any Portfolio of the Fund. A Trustee may, in accordance with certain rules of the SEC, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Fund's custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request.
Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.
The Declaration of Trust further provides that the Trustees will have no personal liability to any person in connection with the Fund property or affairs of the Fund except for that arising from his bad faith, willful misfeasance, gross negligence or reckless disregard of his duty to that person. All persons must look solely to the Fund property for satisfaction of claims of any nature arising in connection with the Fund's affairs. In general, the Declaration of Trust provides for indemnification by the Fund of the Trustees and officers of the Fund except with respect to any matter as to which the Trustee or officer acted in bad faith, or with willful misfeasance, gross negligence or reckless disregard of his duties.
From time to time, Prudential Financial, Inc. and/or its insurance company affiliates have purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

PRINCIPAL SHAREHOLDERS

As of the date hereof, there were no outstanding shares of the AST Prudential Core Bond Portfolio or the AST Neuberger Berman Core Bond Portfolio. As a result, as of the date of this SAI, no person owned beneficially more than 5% of any class of either Portfolio’s outstanding shares.

The Participating Insurance Companies are not obligated to continue to invest in shares of any Portfolio under all circumstances. Variable annuity and variable life insurance policy holders should refer to the prospectuses for such products for a description of the circumstances in which such a change might occur.

FINANCIAL STATEMENTS

Each of the AST Prudential Core Bond Portfolio and the AST Neuberger Berman Core Bond Portfolio is newly-organized and had no operations or financial information of its own as of the date of this SAI.  The Annual and Semiannual Reports to Shareholders for these Portfolios will not be available until such Portfolios complete their first annual and semiannual fiscal reporting periods, respectively. We send copies of the Annual and Semiannual Reports to Shareholders for the Portfolios and any documents incorporated by reference herein upon receipt of your written or oral request. Please address your written requests to Advanced Series Trust, P.O. Box 883, Shelton, Connecticut, 06484 or call (203) 926-1888.

The fiscal year end for each of the AST Prudential Core Bond Portfolio and the AST Neuberger Berman Core Bond Portfolio is December 31. _________________, serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Trust. PART II

INVESTMENT RISKS AND CONSIDERATIONS
Set forth below are descriptions of some of the types of investments and investment strategies that a Portfolio may use, and the risks and considerations associated with those investments and investment strategies. A Portfolio may invest in the types of investments and investment strategies that are consistent with its investment objective, policies and any limitations described in the prospectus and in the SAI.

ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Credit-Related Asset-Backed Securities. This type of asset-backed security is collateralized by a basket of corporate bonds or other securities, including junk bonds. Unlike the traditional asset-backed securities described above, these asset-backed securities often do have the benefit of a security interest or ownership interest in the related collateral. With a credit-related asset-backed security, the underlying bonds have the risk of being prepaid prior to maturity. Although generally not pre-payable at any time, some of the underlying bonds may have call options, while others may have maturity dates that are earlier than the asset-backed security itself. As with traditional asset-backed securities described above, the Portfolio bears the risk of loss of the resulting increase or decrease in yield to maturity after a prepayment of an underlying bond. However, the primary risk associated with credit-related asset-backed securities is the potential loss of principal associated with losses on the underlying bonds.

BORROWING AND LEVERAGE. A Portfolio may borrow up to 33 1/3% of the value of its total assets (calculated at the time of the borrowing). The Portfolio may pledge up to 33 1/3% of its total assets to secure these borrowings. If the Portfolio's asset coverage for borrowings falls below 300%, the Portfolio will take prompt action to reduce its borrowings. If the Portfolio borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Portfolio, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage."
A Portfolio may borrow from time to time, at the investment subadviser's discretion, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the investment adviser's opinion, unusual market conditions otherwise make it advantageous for the Portfolio to increase its investment capacity. A Portfolio will only borrow when there is an expectation that it will benefit a Portfolio after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the net asset value of Portfolio shares and in the yield on a Portfolio. A Portfolio may borrow through forward rolls, dollar rolls or reverse repurchase agreements, although no Portfolio currently has any intention of doing so.

CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Portfolio is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosen by the Manager in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant ( a "Manufactured Convertible") or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Portfolio's objective than alternate investments. For example, the Manager may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, a Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

CORPORATE LOANS. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Portfolio may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Portfolio may not recover its investment, or there might be a delay in the Portfolio's recovery. By investing in a corporate loan, a Portfolio becomes a member of the syndicate.
As in the case of junk bonds, the Corporate Loans in which a Portfolio may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Corporate Loans and junk bonds. Corporate Loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loans will be repaid in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of Corporate Loans held by a Portfolio may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for Corporate Loans is not as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.
A Portfolio may acquire interests in Corporate Loans by means of a novation, assignment or participation. In a novation, a Portfolio would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, a Portfolio may purchase an assignment, in which case the Portfolio may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Portfolio's investment in that issuer. Credit risk is reduced to the extent a Portfolio limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS. A Portfolio may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") and American Depositary Shares ("ADSs") are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into or for which they may be converted or exchanged.

DERIVATIVES. A Portfolio may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Each Portfolio may use Derivatives for hedging purposes. Certain Portfolios may also use derivatives to seek to enhance returns. The use of a Derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Portfolio invests in a Derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Portfolio may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

EXCHANGE-TRADED FUNDS. Each Portfolio may invest in Exchange-Traded Funds (ETFs). ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs provide another means, in addition to futures and options on indexes, of including stock index exposure in these Portfolios' investment strategies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.

HEDGING. Hedging is a strategy in which a Derivative or security is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Portfolio or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio's hedging strategies will be effective or that hedging transactions will be available to a Portfolio. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.

INDEXED AND INVERSE SECURITIES. A Portfolio may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Portfolio may invest in a security whose value is based on changes in a specific index or that pays interest based on the current value of an interest rate index, such as the prime rate. A Portfolio may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Portfolios may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Portfolio may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities may involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Portfolio may be required to pay substantial additional margin to maintain the position.)

INITIAL PUBLIC OFFERINGS. Each Portfolio may invest in initial public offerings (IPOs). An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.

SWAP AGREEMENTS. Certain Portfolios may enter into swap transactions, including but not limited to, interest rate, index, credit default, total return and, to the extent that it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, certain Portfolios may enter into options on swap agreements (swap options). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.
Swap agreements are two party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index or other investments or instruments.
Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets.
To the extent that a Portfolio enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Portfolio's obligations, if any, with respect to such swaps, accrued on a daily basis. Inasmuch as segregated accounts are established for these hedging transactions, the investment adviser and the Portfolio believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. The Portfolio will enter into swaps only with parties meeting creditworthiness standards of the investment subadviser. The investment subadviser will monitor the creditworthiness of such parties.

CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. Certain Portfolios may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Portfolio generally receives an up front payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if a Portfolio had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A Portfolio will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

CREDIT LINKED SECURITIES. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such a credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

TOTAL RETURN SWAP AGREEMENTS. Certain Portfolios may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Portfolio's portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, the Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of the Portfolio's obligations will be accrued on a daily basis, and the full amount of the Portfolio's obligations will be segregated by the Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount the Portfolio is obligated to pay or is to receive under the total return swap agreement.
Unless otherwise noted, a Portfolio's net obligations in respect of all swap agreements (i.e., the aggregate net amount owed by the Portfolio) is limited to 15% of its net assets.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. A Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates.

Types of Options. A Portfolio may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in the over-the-counter markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.
A Portfolio will write only "covered" options. A written option is covered if, so long as a Portfolio is obligated the option, it (1) owns an offsetting position in the underlying security or currency or (2) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option.

CALL OPTIONS. A Portfolio may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives a Portfolio the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
Each Portfolio may only write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio either owns an offsetting position in the underlying security or currency, or the Portfolio segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

PUT OPTIONS. A Portfolio may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Portfolio acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Portfolio also may purchase uncovered put options.
Each Portfolio may write (i.e., sell) put options on the types of securities or instruments that may be held by the Portfolio, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. A Portfolio will not sell puts if, as a result, more than 25% of the Portfolio's net assets would be required to cover its potential obligations under its hedging and other investment transactions.

FUTURES. A Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or a Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.
A Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio entered into futures transactions. A Portfolio may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.
A Portfolio may only write "covered" put and call options on futures contracts. A Portfolio will be considered "covered" with respect to a call option it writes on a futures contract if the Portfolio owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. A Portfolio will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if it segregates for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Portfolio with its custodian with respect to such option). There is no limitation on the amount of a Portfolio's assets that can be segregated.
With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.
Each Portfolio has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Portfolio is operated so as not to be deemed to be a "commodity pool" under the regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS. A Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Portfolios, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or committed or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Portfolio are considered to constitute hedging transactions and are consistent with the policies described above. No Portfolio will attempt to hedge all of its foreign portfolio positions.

FORWARD FOREIGN EXCHANGE TRANSACTIONS. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Portfolios, to seek to enhance returns. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

CURRENCY FUTURES. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

CURRENCY OPTIONS. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

LIMITATIONS ON CURRENCY HEDGING. Most Portfolios will not speculate in Currency Instruments although certain Portfolios may use such instruments to seek to enhance returns. Accordingly, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Portfolio will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

RISK FACTORS IN HEDGING FOREIGN CURRENCY RISKS. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, a Portfolio will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Portfolio will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Portfolio of any profit potential or force the Portfolio to cover its commitments for resale, if any, at the then market price and could result in a loss to the Portfolio.
It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Portfolio of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

RISK FACTORS IN DERIVATIVES. Derivatives are volatile and involve significant risks, including:

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
A Portfolio intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

FOREIGN INVESTMENT RISKS. Certain Portfolios may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

Foreign Market Risk. Portfolios that may invest in foreign securities offer the potential for more diversification than a Portfolio that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets or income back into the United States, or otherwise adversely affect a Portfolio's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Portfolio's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolio management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Portfolio Assets Outside the United States. A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Portfolio to potential losses, which exceed the amount originally invested by the Portfolio. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives. Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Portfolio to ascertain a market value for such instruments. A Portfolio will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.
Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Portfolio with a third-party guaranty or other credit enhancement.

DISTRESSED SECURITIES. A Portfolio may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of the Manager of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require a Portfolio to bear certain extraordinary expenses in order to protect and recover its investment.
A Portfolio will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Portfolio will receive new securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Portfolio makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Portfolio will receive any interest payments on the Distressed Securities, the Portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Portfolio may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Portfolio, there can be no assurance that the securities or other assets received by a Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Portfolio's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Portfolio may be restricted from disposing of such securities.

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio generally may invest up to 15% of its net assets in illiquid securities.. An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Portfolio’s net asset value. Illiquid securities include, but are not limited to, certain securities sold in private placements with restrictions on resale and not traded, repurchase agreements maturing in more than seven days, and other investment determined not to be readily marketable. The 15% limit is applied as of the date the Portfolio purchases an illiquid security. It is possible that a Portfolio’s holding of illiquid securities could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the procedures of the Portfolios. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933 and are called Rule 144A securities. Securities determined to be liquid under these procedures are not subject to the 15% limit.
Investments in illiquid securities involve more risks than investments in similar securities that are readily marketable. Illiquid securities may trade at a discount from comparable, more liquid securities. Investment of a Portfolio's assets in illiquid securities may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when a Portfolio has net redemptions, and could result in the Portfolio borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Illiquid securities are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Portfolio or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Portfolio may obtain access to material non-public information, which may restrict the Portfolio's ability to conduct transactions in those securities.

INITIAL PUBLIC OFFERING RISK. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

INVESTMENT IN EMERGING MARKETS. Certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Portfolio's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio's acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such Portfolios. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the Investment Company Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the Investment Company Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Portfolio to invest indirectly in certain developing countries. New shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies. SEE ALSO "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that a Portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Portfolio's purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. For example, in September 1998, Malaysia imposed currency controls that limited a Portfolio's ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of a Portfolio's portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Portfolio's assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio. For example, Portfolios may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The Investment Company Act restricts a Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may restrict a Portfolio's investments in certain foreign banks and other financial institutions.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies, including exchange-traded funds. In accordance with Section 12(d)(1)(A) the 1940 Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Portfolio's total assets may be invested in securities of any investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio).

Notwithstanding the limits discussed above, a Portfolio may invest in other investment companies without regard to the limits set forth above, provided that the Portfolio complies with Sections 12(d)(1)(F) and 12(d)(1)(G) and/or Rules 12d1-1, 12d1-2 and 12d1-3 promulgated by the Securities and Exchange Commission under the 1940 Act. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Portfolio acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments in a Portfolio in wholly-owned investment companies created under the laws of certain countries will not be deemed an investment in other investment companies.

JUNK BONDS. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Manager believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. The major risks in junk bond investments include the following:

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Junk bonds are issued by less credit worthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•	The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

•	Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Portfolio before it matures. If an issuer redeems the junk bonds, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

•	Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

•	Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Portfolio's portfolio securities than in the case of securities trading in a more liquid market.

•	A Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

MONEY MARKET INSTRUMENTS. Certain Portfolios may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, certificates of deposit, short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and foreign branches, by foreign banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and similar agreements issued by, U.S. and foreign corporations.

MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed-income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Portfolio. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Portfolio for its mortgage-backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that a Portfolio purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Portfolio. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.
Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association ("Ginnie Mae"), or by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.

MUNICIPAL SECURITIES. Certain Portfolios may, from time to time, invest in municipal bonds including general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. A Portfolio may also invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain Portfolios for various public purposes.
Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances, applicable state or local income and personal property taxes. Such securities are traded primarily in the over-the-counter market.
The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called "variable rate" obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Portfolio may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of a Portfolio to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.
Variable or floating rate securities include participation interests therein and inverse floaters. Floating rate securities normally have a rate of interest that is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate. Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow a Portfolio to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Portfolio paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever is longer.
An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. For additional information relating to inverse floaters, please see "Indexed and Inverse Securities."

REPURCHASE AGREEMENTS. A Portfolio may invest in securities pursuant to repurchase agreements. A Portfolio will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Portfolio's repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, a Portfolio will require all repurchase agreements to be fully collateralized at all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
A Portfolio may participate in a joint repurchase agreement account with other investment companies managed by PI pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Portfolio may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each Portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

DOLLAR ROLLS. Certain Portfolios may enter into dollar rolls. In a dollar roll,a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio will establish a segregated account in which it will maintain cash or other liquid assets, marked to market daily, having a value equal to its obligations in respect of dollar rolls.
Dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities, the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.

SECURITIES LENDING. Consistent with applicable regulatory requirements,a Portfolio may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of a Portfolio do not exceed in the aggregate 33 1/ 3% of the value of a Portfolio's total assets and provided that such loans are callable at any time by a Portfolio and are at all times secured by cash or equivalent collateral (including a line of credit) that is equal to at least 100% of the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividend or interest paid on such securities and a Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of such loans is thata Portfolio continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.
A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and a Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of a Portfolio. On termination of the loan, the borrower is required to return the securities to a Portfolio, and any gain or loss in the market price during the loan would inure to a Portfolio. Since voting or consent rights which accompany loaned securities pass to the borrower,a Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect ona Portfolio's investment in the securities which are the subject of the loan.A Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SHORT SALES AND SHORT SALES AGAINST-THE-BOX. Certain Portfolios may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. The Fund may not be able to limit any losses resulting from share price volatility if the security indefinitely continues to increase in value at such specified time.
A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, a Portfolio is required to (1) deposit similar collateral with its custodian or otherwise segregate collateral on its records, to the extent that the value of the collateral in the aggregate is at all times equal to at least 100% of the current market value of the security sold short, or (2) a Portfolio must otherwise cover its short position. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security, regarding payment over of any payments received bya Portfolio on such security, a Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer. Because making short sales in securities that it does not own exposes a Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual Portfolios that do not make short sales in securities they do not own. A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that a Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although a Portfolio's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.
Certain Portfolios may also make short sales against-the-box. A short sale against-the-box is a short sale in which the Portfolio owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities. However, if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated on a Portfolio's records or with its Custodian.

SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Portfolio and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend Portfolios to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

STANDBY COMMITMENT AGREEMENTS. A Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRIPPED SECURITIES. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

STRUCTURED NOTES. Certain Portfolios may invest in structured notes. The values of the structured notes in which a Portfolio will invest may be linked to equity securities or equity indices or other instruments or indices("reference instruments"). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument,or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).
Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

SUPRANATIONAL ENTITIES. A Portfolio may invest in debt securities of supranational entities . Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. Each Portfolio may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities, as part of a temporary defensive strategy or to maintain liquidity to meet redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
A Portfolio also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Portfolio shares or during periods of portfolio restructuring.

TRACERS and TRAINS. Tradable Custodial Receipts or TRACERS represent an interest in a basket of investment grade corporate credits. Targeted Return Index Securities or TRAINS represent an interest in a basket of high yield securities of varying credit quality. Only the Jennison Value Portfolio may invest in TRAINS. Interests in TRACERS and TRAINS provide a cost-effective alternative to purchasing individual issues.

WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Portfolio a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. No Portfolio has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.
There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

U.S. GOVERNMENT SECURITIES. Certain Funds may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or a Fund's shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or a Fund's shares.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
Certain Funds may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.

ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. Certain Portfolios may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.
A Portfolio accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals. In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the income accrued but not yet received. The required distributions will result in an increase in a Portfolio's exposure to such securities.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Holders of these types of securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Portfolio's exposure to such securities.

NET ASSET VALUES
Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00p.m. New York time). The NYSE is closed on most national holidays and Good Friday. The Fund does not price, and shareholders will not be able to purchase or redeem, the Fund's shares on days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, even though the value of these securities may have changed. Conversely, the Fund will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.

The securities held by each of the Fund's portfolios are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Trustees. The Fund may use fair value pricing if it determines that a market quotation is not reliable based, among other things, on market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.
The Fund may also use fair value pricing with respect to U.S. traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Fund as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It’s the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. As explained below, the Money Market Portfolio uses the amortized cost method of valuation, which is designed to permit the Money Market Fund to maintain a stable NAV of $1 per share. Although the price of each share is designed to remain the same, the Money Market Fund issues additional shares when dividends are declared.
To determine a Portfolio's NAV, its holdings are valued as follows:
Equity securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.
All Short-term Debt Securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Trustees has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.
For each Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of PI or a subadviser, does not represent fair value.
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PI or a subadviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).
Other debt securities — those that are not valued on an amortized cost basis — are valued using an independent pricing service. Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.
Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.
Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

TAXATION
This discussion of federal income tax consequences applies to the Participating Insurance Companies because they are the direct shareholders of the Fund. Contract owners should consult their Contract prospectus for information relating to the tax matters applicable to their Contracts. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits will be "passed through" pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in Treasury regulations. For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of its shares. The Fund intends to satisfy these ownership conditions. Further, the Fund intends that each Portfolio separately will be adequately diversified. Accordingly, a segregated asset account investing solely in shares of a Portfolio will be adequately diversified, and a segregated asset account investing in shares of one or more Trust Portfolios and shares of other adequately diversified funds generally will be adequately diversified.
The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI, and is subject to change by legislative or administrative action. A description of other tax considerations generally affecting the Fund and its shareholders is found in the section of the Prospectus entitled "Federal Income Taxes." No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. No attempt is made to present a detailed explanation of state or local tax matters. The discussion herein and in the Prospectus is not intended as a substitute for careful tax planning.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolios Other Than The Money Market Portfolio. Each Portfolio's portfolio holdings as of the end of the second and fourth fiscal quarters are made public, as required by law, in the Fund's annual and semi-annual reports. These reports are filed with the Commission on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. The Fund's annual and semi-annual reports are posted on the Fund's website. Each Portfolio's portfolio holdings as of the end of the first and third fiscal quarters are made public and filed with the Commission on Form N-Q within 60 days after the end of the Portfolio's first and third fiscal quarters. In addition, the Fund may provide a full list of each Portfolio's portfolio holdings as of the end of each month on its website no sooner than approximately three business days prior to the end of the following month. The Fund may also release each Portfolio's top ten holdings, sector and country breakdowns, and largest industries on a quarterly or monthly basis, with the information as of a date 15 days prior to the release. Such information will be posted on the Fund's website. The Fund may also provide a percentage breakdown of the AST Quantitative Modeling Portfolio’s assets that are invested in equity underlying portfolios versus debt-money market underlying portfolios. Such summary holdings information for the AST Quantitative Modeling Portfolio would be provided as of the 15th day of each month and the last day of each month, with such information as of a date at least five calendar days prior to its release. If the 15th day or the last day of any particular month was a non-business day, such summary holdings information for the AST Quantitative Modeling Portfolio would be provided as of the immediately preceding business day.

Money Market Portfolio. The Money Market Portfolio will post on its website a list of its portfolio holdings and certain other information on a monthly basis within five business days from month-end. The Money Market Portfolio will make a monthly filing with the SEC on Form N-MFP within five business days from month-end. This filing will contain complete portfolio holdings, all the information required in the monthly website postings and certain additional information about individual securities and the portfolio as a whole. The information in Form N-MFP will be made publicly available by the SEC 60 days after the end of the month to which the information pertains.
 When authorized by the Fund's Chief Compliance Officer and another officer of the Fund, portfolio holdings information may be disseminated more frequently or at different periods than as described above. The Fund has entered into ongoing arrangements to make available information about the Fund's portfolio holdings. Parties receiving this information may include intermediaries that distribute the Fund's shares, third party providers of auditing, custody, proxy voting and other services for the Fund, rating and ranking organizations, and certain affiliated persons of the Fund, as described below. The procedures utilized to determine eligibility are set forth below:
Procedures for Release of Portfolio Holdings Information:
1. A request for release of Portfolio holdings shall be provided by such third party setting forth a legitimate business purpose for such release which shall specify the Portfolio, the terms of such release, and frequency (e.g., level of detail staleness). The request shall address whether there are any conflicts of interest between the Portfolio and the investment adviser, sub-adviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Portfolio.
2. The request shall be forwarded to the Chief Compliance Officer of the Fund, or his delegate, for review and approval.
3. A confidentiality agreement in the form approved by an officer of the Fund must be executed with the recipient of the Portfolio holdings information.
4. An officer of the Portfolio shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.
5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of Portfolio holdings information.
6. PI's Fund Administration Department shall arrange for the release of Portfolio holdings information by the Portfolio's custodian bank(s).

As of the date of this Statement of Additional Information, the Fund will provide:
1. Traditional External Recipients/Vendors

•	Neuberger Berman Fixed Income uses a third party called Syntel Inc. to assist with the reconciliation process.

•	Full holdings on a daily basis to RiskMetrics Group, Broadridge and Glass, Lewis & Co (proxy voting administrator/agents) at the end of each day;

•	Full holdings on a daily basis to RickMetrics Group (securities class action claims services administrator) at the end of each day;

•	Full holdings on a daily basis to each Portfolio's Subadviser(s) (as identified n the Fund's prospectus), Custodian Bank (Bank of New York and/or PNC, as applicable), sub-custodian (Citibank, NA (foreign sub-custodian)) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Portfolio has more than one Subadviser, each Subadviser receives holdings information only with respect to the "sleeve" or segment of the Portfolio for which the Subadviser has responsibility;

•	Full holdings to a Portfolio's independent registered public accounting firm (KPMG LLP) as soon as practicable following the Portfolio's fiscal year-end or on an as-needed basis; and

•	Full holdings to financial printers (RR Donnelly and/or VG Reed, as applicable) as soon as practicable following the end of a Portfolio's quarterly, semi-annual and annual period ends.

2. Analytical Service Providers

•	Portfolio trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Portfolio's fiscal quarter-end;

•	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•	Full holdings on a daily basis to FactSet Research Systems, Inc. and Lipper, Inc. (analytical services/investment research providers) at the end of each day;

•	Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Funds and selected Prudential Investments Funds only);

•	Full holdings on a quarterly basis to Plexus (review of brokerage transactions) as soon as practicable following a Portfolio's fiscal quarter-end;

•	Full holdings on a monthly basis to Advanced Quantitative Consulting (AQC) (attribution analysis) (AST Academic Strategies Asset Allocation Portfolio only) as soon as practicable following the close of each calendar month;

•	Full holdings on a daily basis to Brown Brothers Harriman & Co. (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to Investment Technology Group, Inc. (analytical services) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to Markit WSO Corporation (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to State Street Bank and Trust Company (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Fund's Chief Compliance Officer and PI's Law Department on an annual basis.
In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.
The Board of Trustees of the Fund has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The Board has delegated oversight of the Fund's disclosure of portfolio holdings to the Chief Compliance Officer.
Arrangements pursuant to which the Fund discloses non-public information with respect to its portfolio holdings do not provide for any compensation in return for the disclosure of the information.
There can be no assurance that the Fund's policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Fund's Chief Compliance Officer and PI's Law Department on an annual basis.
In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.
The Board has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The Board has delegated oversight over the Fund's disclosure of portfolio holdings to the Chief Compliance Officer.
There can be no assurance that the Fund's policies and procedures on portfolio holdings information will protect a Portfolio from the potential misuse of such information by individuals or entities that come into possession of the information.

PROXY VOTING
The Board has delegated to the Fund's investment manager, PI, the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Portfolio. The Fund authorizes the Manager to delegate, in whole or in part, its proxy voting authority to its investment subadviser or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for each Portfolio. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of each Portfolio should a proxy issue potentially implicate a conflict of interest between a Portfolio and the Manager or its affiliates.
The Manager delegates to each Portfolio's Subadviser(s) the responsibility for voting each Portfolio's proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Portfolio it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of a Portfolio and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Portfolio and the interests of the Subadviser or its affiliates.
The Manager and the Board expect that the Subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Commission. Information regarding how each Portfolio of the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available on the internet at www.prudentialfunds.com and on the Commission's website at www.sec.gov.

CODES OF ETHICS
The Board of Trustees of the Fund has adopted a Code of Ethics. In addition, the Manager, investment subadviser(s) and Distributor have each adopted a Code of Ethics (the Codes). The Codes apply to access persons (generally, persons who have access to information about a Portfolio's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Portfolio. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Portfolio is making such investments. The Codes are on public file with, and are available from, the Commission.

APPENDIX I: DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

•	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on Portfolios employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

FITCH, INC.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS

Neuberger Berman Management LLC

Proxy summary
Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.
Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.
For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.
In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.
If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Prudential Investment Management, Inc. (PIM)

The overarching goal of each of the asset management units within Prudential Investment Management, Inc. (PIM) is to vote proxies in the best interests of their respective clients based on the clients' priorities. Client interests are placed ahead of any potential interest of PIM or its asset management units. Because the various asset management units within PIM manage distinct classes of assets with differing management styles, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below. A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assesses the policy's effectiveness. In addition, should the need arise, the committee is authorized to address any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit. In all cases, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.

Voting Approach of PIM Asset Management Units

Prudential Public Fixed Income.   As this asset management unit invests primarily in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:

•	a proposal regarding a merger, acquisition or reorganization,

•	a proposal that is not addressed in the unit's detailed policy statement, or

•	circumstances that suggest a vote not in accordance with the detailed policy,

the proxy will be referred to the applicable portfolio manager(s) for individual consideration.

Prudential Real Estate Investors.  PREI's proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PREI's judgment of how to further the best long-range economic interest of our clients (i.e. the mutual interest of clients in seeing the appreciation in value of a common investment over time) through the shareholder voting process. PREI's policy is generally to vote proxies on social or political issues on a case by case basis. Additionally, where issues are not addressed by our policy, or when circumstances suggest a vote not in accordance with our established guidelines, voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal. With respect to international holdings, we take into account additional restrictions in some countries that might impair our ability to trade those securities or have other potentially adverse economic consequences, and generally vote foreign securities on a best efforts basis in accordance with the recommendations of the issuer's management if we determine that voting is in the best economic interest of our clients.
PREI utilizes the services of a third party proxy voting facilitator, and upon receipt of proxies will direct the voting facilitator to vote in a manner consistent with PREI's established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). In accordance with its obligations under the Advisers Act, PREI provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client's securities.

Part C

Other Information

Item 28. Exhibits

(a)(1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement “), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(a)(2) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c) None.

(d)(1)(a)  Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(1)(b) Amended Fee Schedule to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 84 to Registration Statement, which Amendment was filed via EDGAR on October 15, 2010, and is incorporated by reference herein.

(d)(1)(c) Contractual investment management fee waiver relating to AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(1)(d) Contractual investment management fee waiver relating to the AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021 and AST Investment Grade Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(1)(e) Contractual investment management fee waiver relating to the AST Money Market Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(1)(f) Contractual expense cap for AST Neuberger Berman Core Bond Portfolio. Filed as Exhibit 6(c) to the Registrant’s Registration Statement on Form N-14 (File No. 333-171772), which was filed via EDGAR on January 19, 2011, and is incorporated herein by reference.

(d)(1)(g) Contractual expense cap for AST Prudential Core Bond Portfolio. To be filed by amendment.

 (d)(2) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(3)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Money Market Portfolio. Filed as an exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(3)(b)(i) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2015, AST Bond Portfolio 2018, AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(ii) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2016 and AST Bond Portfolio 2020. Filed as an exhibit to Post-Effective Amendment No. 73 to Registration Statement, which Amendment was filed via EDGAR on December 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(iii)  Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2017 and AST Bond Portfolio 2021.  Filed as an exhibit to Post-Effective Amendment No. 78 to Registration Statement which Amendment was filed via EDGAR on December 28, 2009, and is incorporated herein by reference.

(d)(3)(b)(iv)  Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2022.  Filed as an exhibit to Post-Effective Amendment No. 83 to Registration Statement, which Amendment was filed via EDGAR on December 22, 2010, and is incorporated herein by reference.

(d)(4) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(a) Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(6) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(7) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(8) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(9) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(10)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(10)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(11) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(12) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(13) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(14) Sub-advisory Agreement among AST Investment Services, Incorporated and Eaton Vance Management LLC for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(15) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(16) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(18) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(19)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(19)(b) Amendment to Sub-advisory Agreements among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Neuberger Berman Management, Inc. for each of the AST Neuberger Berman Mid-Cap Value Portfolio and the Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(20) Sub-advisory Agreement among AST Investment Services Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Small-Cap Growth Portfolio. Filed as an Exhibit to Past-Effective Amendment No. 62 to the Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(21) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(d)(22) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(23) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(24) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(25) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(26) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and WEDGE Capital Management, LLP for the AST Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(27) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth and Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(28)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(28)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(29) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(30) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(31) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(32) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(33) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Core Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(34) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(35) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(36) Amendment to Sub-advisory Agreements among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and First Trust Advisors, L.P. for each of the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(37)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(37)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(38) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(39) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(40) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(41)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(41)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(42) Sub-advisory Agreement among AST Investment Services Inc., Prudential Investments LLC, Quantitative Management Associates, LLC, Prudential Investment Management, Inc., and Jennison Associates, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(43) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(44) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Strategic Opportunities Portfolio (formerly the AST UBS Dynamic Alpha Portfolio). Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(45) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Federated MDTA LLC, for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(46) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC, for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(47) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Thornburg Investment Management, Inc., for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(48) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Dreman Value Management LLC, for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(49) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Dreman Value Management LLC, for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(50) Amended and Restated Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC, Salomon Brothers Asset Management, and ClearBridge Advisors, LLC, for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(51) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc., for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(52) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(53) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and CLS Investment Firm, LLC for the AST CLS Growth Asset Allocation Portfolio and the AST CLS Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

(d)(54) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Horizon Investments, LLC for the AST Horizon Growth Asset Allocation Portfolio and the AST Horizon Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(55) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Western Asset Management Company Limited for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(56) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Western Asset Management Company for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(57) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Prudential Real Estate Investors for the AST Global Real Estate Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(58) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Parametric Portfolio Associates LLC for the AST Parametric Emerging Markets Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(59) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Prudential Investment Management, Inc. for the AST PIM US Equity Alpha Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(60) Sub-advisory Agreement among AST Investment Services Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST Neuberger Berman Mid-Cap Value Portfolio (to be re-named as the AST Neuberger Berman / LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(61) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and EARNEST Partners LLC for the AST Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(62) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and First Trust Advisors, L.P. for the AST Focus Four Plus Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(63)(a) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Schroder Investment Management North America Inc. for the AST Schroders Mutli-Asset World Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(63)(b) Sub-Subadvisory Agreement among Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), and Prudential Investments LLC for the AST Schroders Mutli-Asset World Strategies Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(a) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, Prudential Bache Asset Management, and Prudential Investment Management, Inc. for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(b) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Pacific Investment Management Company LLC for the AST Academic Strategies Asset Allocation Portfolio.  F Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(c) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Credit Suisse Securities (USA) LLC for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(d) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Mellon Capital Management Corporation for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(e) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and AlphaSimplex Group for the AST Academic Strategies Asset Allocation Portfolio Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(f) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and First Quadrant, L.P. for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Balanced Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Aggressive Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Preservation Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Capital Growth Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(66)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(66)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(67) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Pyramis Global Advisors, LLC, for AST FI Pyramis® Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(68) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Neuberger Berman Fixed Income LLC, for AST Neuberger Berman Core Bond Portfolio. To be filed by amendment.

(d)(69) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Quantitative Management Associates, for AST Prudential Core Bond Portfolio. To be filed by amendment.

(d)(70) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Wellington Management Company, LLP, for AST Wellington Management Hedged Equity Portfolio. To be filed by amendment.

(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(e)(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f) None. (g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(g)(2) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund filed via EDGAR on June 29, 2005 (File No. 33-10649).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(h)(1)(i) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)(1)(ii) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agerement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A, which was filed via EDGAR on December 29, 2008 (File No. 33-50476), and is incorporated herein by reference.

(h)(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(h)(3) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investment Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(4) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(5) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(6) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(i) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(j) Consent of Independent Registered Public Accounting Firm.  Filed herewith.

(k) None.

(l) Certificate re: initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m) None.

(n) None.

(o) None.

(p)(1) Code of Ethics of the Registrant dated December 26, 2007. Incorporated by reference to the Dryden Small-Cap Core Equity Fund, Inc. Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A via EDGAR on February 26, 2008 (File No. 333-24495), and is incorporated herein by reference.

(p)(2) Ethics and Personal Securities Trading Policy of Prudential Investment Management Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Filed as an Exhibit to Exhibit (p)(2) to Post-Effective Amendment No. 49 to the Registration Statement of Jennison Sector Funds, Inc. on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2006, and is incorporated herein by reference.

(p)(3) Code of Ethics of Alliance Capital Management L.P. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(4) Code of Ethics of American Century Investment Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(5) Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(6) Code of Ethics of Deutsche Asset Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 43 to Registration Statement, which Amendment was filed via EDGAR on December 10, 2001, and is incorporated herein by reference.

(p)(7) Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(8) Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(p)(9) Code of Ethics of Goldman Sachs Asset Management, L.P. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(p)(10) Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(11) Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(12) Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(13) Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(p)(14) Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(15) Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(16) Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(p)(17) Code of Ethics of T. Rowe Price Associates, Inc. dated March 1, 2008. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(18) Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(p)(19) Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(p)(20) Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(p)(21) Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(p)(22) Code of Ethics of First Trust Advisors, L.P. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(p)(23) Code of Ethics of UBS Global Asset Management (Americas), Inc. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(p)(24) Code of Ethics of Thornburg Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(p)(25) Code of Ethics of ClearBridge Advisors, LLC. Incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 55 to the Registration Statement of The Prudential Series Fund on Form N-1A (File No.2-80896) filed via EDGAR on April 27, 2007.

(p)(26) Code of Ethics of Dreman Value Management, LLC. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(p)(27) Code of Ethics of CLS Investment Firm, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(28) Code of Ethics of Horizon Investments, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(29) Code of Ethics of Niemann Capital Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(30) Code of Ethics of Western Asset Management Company and Western Asset Management Company Limited. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(31) Code of Ethics of Parametric Portfolio Associates LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(32) Code of Ethics of Prudential Investment Management, Inc.. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(33) Code of Ethics of WEDGE Capital Management LLP. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(34) Code of Ethics of EARNEST Partners LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(35) Code of Ethics of Prudential Bache Asset Management. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(36) Code of Ethics of Credit Suisse Securities (USA) LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(37) Code of Ethics of Mellon Capital Management Corporation. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(38) Code of Ethics of AlphaSimplex Group, LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(39) Code of Ethics of Eaton Vance Management. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(40) Code of Ethics of First Quadrant, L.P. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(41) Code of Ethics of Pyramis Global Advisors, LLC. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(p)(42) Code of Ethics of Wellington Management Company, LLP. To be filed by amendment.

 (q)(1) Powers of Attorney. Filed as an exhibit to Post-Effective Amendment No. 77 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2009, and is incorporated herein by reference.

(q)(2). Power of Attorney for Timothy S. Cronin.  Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

ITEM 24.         Persons Controlled By or Under Common Control with Registrant

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by Prudential Annuities Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”

ITEM 25.       Indemnification

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested

Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each Sub-Advisory Agreement filed herewith or incorporated by reference herein.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.         Business and Other Connections of Investment Adviser

AST Investment Services, Incorporated (“ASTI”), One Corporate Drive, Shelton, Connecticut 06484, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASTI is included in ASTI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

ITEM 27.        Principal Underwriter

Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts.  The Trust has no principal underwriter or distributor.

ITEM 28.         Location of Accounts and Records

Records regarding the Registrant’s securities holdings are maintained at Registrant’s Custodians, PFPC Trust Company, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, and The Bank of New York Mellon Corp., 100 Wall Street, New York, New York, 10286. Certain records with respect to the Registrant’s securities transactions are maintained at the offices of the various subadvisers to the Registrant. The Registrant’s corporate records are maintained at its offices at Gateway Center 3, 100 Mulberry Street, Newark NJ 07102.

ITEM 29.         Management Services

None.

ITEM 30.         Undertakings
 None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 1st day of July, 2011.

ADVANCED SERIES TRUST
*By:	/s/ Stephen Pelletier
Stephen Pelletier
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*STEPHEN PELLETIER	President (Principal Executive Officer) and
Stephen Pelletier	Trustee

*GRACE C. TORRES	Treasurer (Principal Financial and Accounting
Grace C. Torres	Officer)

*SAUL K. FENSTER	Trustee
Saul K. Fenster

*TIMOTHY CRONIN	Trustee
Timothy Cronin

*DELAYNE DEDRICK GOLD	Trustee
Delayne Dedrick Gold

*ROBERT F. GUNIA	Trustee
Robert F. Gunia

*W. SCOTT MCDONALD, JR.	Trustee
W. Scott McDonald, Jr.

*THOMAS T. MOONEY	Chairman and Trustee
Thomas T. Mooney

*THOMAS M. O’BRIEN	Trustee
Thomas M. O’Brien

*F. DON SCHWARTZ	Trustee
F. Don Schwartz

*SUSAN D. AUSTIN	Trustee
Susan D. Austin
*By: /s/ John P. Schwartz	Assistant Secretary, Attorney-in-fact	July 1, 2011
John P. Schwartz